-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------

                                  Limited Term
                             New York Municipal Fund

                           [graphic of NY state map]

                                                      [logo] OppenheimerFunds(R)
                                                         THE RIGHT WAY TO INVEST

[LOGO] LIMITED TERM
       NEW YORK
       MUNICIPAL FUND


Report highlights
--------------------------------------------------------------------------------


(bullet) The Limited Term New York Municipal Fund seeks to keep the average effective maturity of its portfolio at 5 years or less. As a result, its share price fluctuated less than a typical long-term bond fund. And yet, by investing in municipal securities with maturities beyond those of tax-free money market funds, the Limited Term portfolio has historically provided a higher yield than these money market funds.(1)
(bullet) The Fund concentrated on the same investment strategies that have proven successful in the past. Our "scavenger hunts" continue to unearth opportunities in areas where other municipal managers typically do not venture. To help reduce volatility, we include both premium bonds and mandatory sinking fund issues that shorten effective maturity.
(bullet) We sought to add higher quality bonds, because we feel the current market doesn't compensate investors for higher risks associated with lower-rated bonds.
(bullet) Despite recent interest rate volatility, Limited Term New York Municipal Fund continues to exhibit strong performance against its peers. In fact, Limited Term New York Municipal Fund Class A is the #1 performing Other State Short-Intermediate Municipal Debt Fund for the 5-year period ended 6/30/99 as ranked by Lipper Analytical Services, Inc.(2) These rankings included 7 funds for the 5-year period. Within the same category, the Fund's Class A shares also ranked second out of 17 funds for the 1-year period and first out of 12 funds for the 3-year period.


1. An investment in the Fund poses certain risks not associated with money market funds. Unlike a money market fund, the Fund does not seek to maintain a stable Net Asset Value.
2. Lipper Analytical Services, Inc. is an independent mutual fund monitoring service. Limited Term New York Municipal Fund is categorized by Lipper as an Other State Short-Intermediate Municipal Debt Fund. Lipper performance does not take sales charges into consideration and assumes the reinvestment of dividends and capital gains distributions. Sales charges, if included, would affect results. Past performance is not predictive of future results.


Contents

 2    President's Letter

 3    Performance Update and
      Portfolio Review

 4    An Interview with your
      Fund's Managers

 6    Statement of
      Investments

32    Statement of Assets
      and Liabilities

33    Statement of
      Operations and
      Statements of Changes
      in Net Assets


34    Financial Highlights

38    Notes to Financial
      Statements

43    Officers and Trustees

      Information and
      Services
      (see back cover)


[photo]
Bridget A. Macaskill
President
Limited Term New York
Municipal Fund


Dear shareholder,
--------------------------------------------------------------------------------

According to popular belief, the last six months have been particularly favorable for the financial markets.
    The truth of the matter is that it's been a long, uphill struggle for the diversified investor. That's because the stock market's dramatic rise reflects the performance of the Dow Jones Industrial Average, which has been fueled by only a small number of large-capitalization growth stocks and technology companies. In the bond market this year, while many corporate and foreign bonds have provided relatively attractive returns, the first quarter of 1999 was the worst quarter in history for U.S. Treasury securities.(1)
    Recently, though, signs of change have been emerging that confirm the importance of a well-diversified portfolio. While investors focusing on large-cap growth and technology stocks may have achieved superior short-term returns, they may have also dramatically increased their exposure to potential risks. If recent economic and market trends persist, previously out-of-favor stocks may continue to rise.
    Specifically, U.S. economic growth has continued to surpass most analysts' expectations and the breadth of the market's positive performance has begun to widen. This has raised concerns that inflationary pressures may re-emerge. Looking outside of the United States, many foreign economies also appear to be on the mend. The impact of these changes, as it applies to your fund, is discussed more fully inside by your portfolio manager.
    You may also have wondered about the impact of the Year 2000 problem on your investments. While we cannot predict the final outcome, we are pleased that many companies and governments appear to be making progress toward avoiding a major disruption. For our part, OppenheimerFunds is in the advanced stages of our Y2K project, and we have successfully participated in industry-wide tests.
    Meanwhile, we intend to maintain the disciplined investment approach that has been helping Oppenheimer funds shareholders for more than 40 years as they pursue their financial goals. Our longstanding experience has taught us that while investment fads come and go, prudent diversification remains key to successful investing. In fact, it is an essential part of what makes OppenheimerFunds The Right Way to Invest.

Sincerely,
/s/ Bridget A. Macaskill
Bridget A. Macaskill                              July 22, 1999


1. Foreign investing entails higher expenses and risks, such as foreign currency fluctuations, economic and political instability, and differences in accounting standards.


2    Limited Term New York Municipal Fund

Performance update
--------------------------------------------------------------------------------

The widely publicized hike in interest rates, effected by the Federal Reserve Board's decision on the last day of this semiannual report period, impacted all fixed income investments, including Limited Term New York Municipal Fund. Fortunately, the Fund's limited average effective maturity enabled the six-month return for Class A shares to remain essentially neutral (off 0.01%, without sales charges) in a market where longer maturity New York municipal funds posted an average loss of 1.80% during the same period.(1)




                                ----------------
                                Total Returns(2)
                                ----------------
                          For the periods ended 6/30/99
                          Cumulative         Average Annual
                         NAV       MOP       NAV       MOP
A Shares
  1-Year                  2.91%    -0.69%    2.91%    -0.69%
  3-Year                 18.80%    14.64%    5.91%     4.66%
  5-Year                 32.61%    27.97%    5.81%     5.06%
  Life (9/18/91)         64.79%    59.02%    6.63%     6.14%

B Shares
  1-Year                  2.12%    -1.81%    2.12%    -1.81%
  Life (5/1/97)          10.54%     8.54%    4.74%     3.86%

C Shares
  1-Year                  2.14%     1.15%    2.14%     1.15%
  Life (5/1/97)          10.59%    10.59%    4.76%     4.76%

X Shares
  1-Year                  2.68%     0.21%    2.68%     0.21%
  3-Year                 16.95%    15.45%    5.36%     4.90%
  Life (5/1/95)          24.69%    24.69%    5.44%     5.44%



Limited Term New York Municipal Fund Class A
The value of $10,000 invested since inception
(September 18, 1991), without sales charges, and the Lehman Brothers 5-Year Municipal Bond Index

[mountain chart]

               Limited Term New York    Lehman Brothers 5-Year
DATE              Municipal Fund         Municipal Bond Index
Sep-91              10067                    10000
Dec-91              10427                    10341
Mar-92              10563                    10347
Jun-92              10433                    10694
Sep-92              11180                    10973
Dec-92              11420                    11128
Mar-93              11740                    11421
Jun-93              12020                    11687
Sep-93              12386                    11955
Dec-93              12580                    12100
Mar-94              12261                    11760
Jun-94              12383                    11886
Sep-94              12529                    12001
Dec-94              12518                    11945
Mar-95              12929                    12431
Jun-95              13163                    12763
Sep-95              13500                    13067
Dec-95              13771                    13334
Mar-96              13792                    13336
Jun-96              13860                    13408
Sep-96              14159                    13629
Dec-96              14431                    13900
Mar-97              14528                    13896
Jun-97              14864                    14236
Sep-97              15285                    14541
Dec-97              15586                    14788
Mar-98              15787                    14958
Jun-98              16000                    15125
Sep-98              16371                    15522
Dec-98              16152                    15651
Mar-99              16605                    15814
Jun-99              16479                    15618

Results today of a hypothetical $10,000 investment in Class A Shares on September 18, 1991. The Lehman Brothers 5-Year Municipal Bond Index represents a total return broad market performance benchmark for 5-year, investment-grade, tax-exempt municipal bonds with a minimum credit rating of Baa3. The Index cannot be purchased directly by investors.


1. Source: Lipper Analytical Services, Inc., an independent mutual fund monitoring service. According to Lipper, 100 New York State municipal debt funds averaged this loss during the six months ended 6/30/99. Lipper performance does not include sales charges which, if included, would affect results. Past performance is not predictive of future results.
2. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. MOP stands for Maximum Offering Price, and calculations for Class A returns at MOP include the maximum initial sales charge of 3.50%. Class B returns at MOP include the applicable contingent deferred sales charge of 4% (1-year) and 2% (life-of-class). Class C returns at MOP for the 1-year period include the contingent deferred sales charge of 1%. Class X returns at MOP show results of hypothetical investments on 6/30/98, 6/30/96 and 5/1/95, after deduction of the applicable contingent deferred sales charge of 2.50% (1-year), 1.50% (3-year) and 0% (life-of-class). An explanation of the different performance calculations is in the Fund's Prospectus. Class B and Class C shares are subject to an annual 0.75% asset-based sales charge. Class X shares are subject to an annual 0.50% asset-based sales charge. The Fund no longer offers Class X shares. NAV stands for Net Asset Value, and returns at NAV do not reflect payment of any sales charge.


Portfolio review(3)
--------------------------------------------------------------------------------

Limited Term New York Municipal Fund is for cautious investors looking for income that's exempt from federal, New York State, and New York City personal income taxes.

What we look for
o Issues that provide high triple tax-free income.
o Value-oriented issues with price appreciation potential.
o A diversity of issues across the state.
o Municipal regions with improving credit quality.


                                          Yields
                                      As of 6/30/99
                           Dividend Yield          Standardized
                         NAV            MOP            Yield

Class A                  4.74%          4.57%          3.84%

Class B                  4.02%          4.02%          3.20%

Class C                  4.04%          4.04%          3.21%

Class X                  4.24%          4.24%          3.44%


Dividend yield at MOP (based on last distribution) and standardized yield (based on net investment income for the 30-day period ended 6/30/99) are annualized and divided by period-end offering price. Dividend yield at NAV does not include sales charges. Falling net asset values will tend to artificially raise yields. Class X shares are currently closed to additional investments.


Credit Allocation

[pie chart]
AAA        17.3%
AA         11.3%
A          45.2%
BBB        21.5%
BB          0.2%
Not Rated   4.5%


Top 5 Sectors
 ..............................
General Obligation       19.3%
 ..............................
Municipal Leases         10.0%
 ..............................
Electric Utilities        9.1%
 ..............................
Hospital/Healthcare       8.8%
 ..............................
Multifamily Housing       8.0%
 ..............................


3. Portfolio data are as of 6/30/99, and are subject to change. Portfolio data are dollar-weighted based on total market value of investments. Securities rated by a rating organization other than Standard & Poor's Rating Group are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings given above have been assigned by the Manager as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category. See page 31 for further explanation.


3    Limited Term New York Municipal Fund

An interview with your Fund's managers
--------------------------------------------------------------------------------


[photo]
Portfolio Management Team (l to r)

Anthony A. Tanner, CFA
Vice President and Portfolio Manager, Rochester Division
Joined the Rochester Funds Investment Team in June, 1991

Ronald H. Fielding, CFA
Senior Vice President, Portfolio Manager and Chief Strategist,
Rochester Division
Founded the Rochester Funds Investment Team in May, 1983

Daniel G. Loughran, CFA
Vice President and Senior Research Analyst, Rochester Division
Joined the Rochester Funds Investment Team in October, 1994


How has the Fund performed during the past six-month period ending June 30, 1999?
Shareholders of Limited Term New York Municipal Fund should feel prescient.
    Here in Rochester, we manage our funds with an eye to containing interest rate risk, believing that it is impossible to consistently predict the future of interest rates. Instead, we manage two distinctly different New York State municipal bond funds, uniquely positioned along the yield curve to offer investors both a long and a limited maturity fixed income investment.
    In making a decision to incorporate Limited Term New York
Municipal Fund into your investment portfolio, you have, at least for this past six months, successfully anticipated the rate environment. The Fund's Class A shares reported a negligible loss of only 0.01% for the past 6 months, in an environment where longer maturity New York State municipal debt funds posted an average loss of 1.80%.(1)
    Make no mistake, we recognize that a loss is a loss--but, with a loss of only one hundredth of one percent (excluding applicable sales charges) investors should be pleased with the Fund's performance during the recent adverse market conditions. We are also proud to report that, of all Other State Short-Intermediate Municipal Debt Funds categorized by Lipper (as of 6/30/99), the Fund's Class A share SEC yield (or "standardized" yield) of 3.84% ranks second highest among 17 peers nationwide.(2)

Describe the condition of the New York State municipal bond market during this period.
New York State municipal bonds were less volatile than other fixed income securities, including Treasury issues during this period. With the yield on long municipal issues at approximately 90% of comparable Treasuries, before consideration of the exemption from federal income tax, municipal bonds continue to be attractive for buyers.
    The first half of 1999 has produced fewer new large municipal bond issues than the same period in 1998. Fortunately, new issuance of municipal bonds that are smaller in size and the increased availability of bonds in the secondary market have provided a more than adequate supply of bonds for effective portfolio management.
    Actually, we prefer smaller municipal bond offerings. We add select, small bond issues to the portfolio to provide high yield at good value. Our traditional bottom-up approach to municipal bond investing helps us to identify bonds with favorable credit characteristics that may not be reflected by an institutional credit rating. Moreover, many small issuers may elect not to spend the money to obtain a credit rating. In either case, careful research is the only feasible way to assess bond value, and ours is conducted in a manner that most retail investors would not be able to do themselves.
    And, with total net assets of Limited Term New York Municipal Fund over $1.3 billion, combined with the Fund's bigger brother Rochester Fund Municipals at over $4.5 billion, we usually get "first call" on many of the small issues in New York State.
    In large part, this strategy hinges on the ability of our in-house research staff to analyze the issues. Accordingly, we have increased our staff of credit analysts during this period. James Bragg, MBA, and Chris Weiler, MBA, now bring additional expertise to analyze and monitor portfolio holdings. Limited Term New York Municipal Fund already owns over 1,100 individual bond issues from over 150 different issuers, and our expanded staff will help to maintain the quality of the portfolio going forward.

What other types of issues are considered?
We do extensive research to identify soon-to-be or already callable bonds, which, for a variety of reasons, may never get called. Such bonds are very important in the construction of the portfolio because they offer the opportunity to provide high tax-free income after the call date, while having very low interest rate volatility.

    One example in the portfolio as of June 30, 1999, is a $1,000,000 position in 6% Guam Government


4    Limited Term New York Municipal Fund

[photo]
Portfolio Management Team (l to r)

Christopher D. Weiler
Credit Analyst, Rochester Division
Joined the Rochester Funds Investment Team in January, 1999

Richard A. Stein, CFA
Vice President-Credit Analysis, Rochester Division
Joined the Rochester Funds Investment Team in May, 1993

James E. Bragg
Credit Analyst, Rochester Division
Joined the Rochester Funds Investment Team in June, 1999



General Obligation bonds. These bonds have passed their first call date of March 1, 1999, primarily because, at current market interest rates, there would be no significant economic benefit for the issuer to call them. We bought them in September, 1998 at a 3% yield to the call (meaning at a premium which had to be amortized to the call date, reducing the effective yield). But with no call of the bonds, the portfolio now earns 6% on this investment, while the pricing of the bond will remain unchanged (at just above par) under most economic circumstances. We expect these bonds to remain uncalled, pending a substantial change in economic circumstances.(3)
    Similarly, the Fund's $8,610,000 position in 8.05% Monroe County Certificates of Participation, due January 1, 2011, has passed the first call date of July 1, 1999. There has been no notice of redemption (other than scheduled sinking fund payments), we believe, mainly because the sheer cost of refinancing this issue would outweigh any dollar benefit its comparatively small issuer might gain. The premium call feature of these Certificates brings the yield to 6.96%, representing a sizeable advantage over current market rates.(3)
    In general, individual investors and many mutual funds avoid callable bonds for fear of escalating transaction costs, and the reinvestment risk associated with continually returning to the market. By doing our homework, however, we find the issues that could remain outstanding. Make no mistake--they may get called. But, while they remain outstanding, issues like these support the Fund's limited maturity while generating incremental yield for our shareholders.

How does the Fund's yield compare to other asset classes, like stocks?

Considering the very low current rate of inflation, the Fund's current yields are attractive, because real interest rates, adjusted for inflation, are today at very high levels. Any stock investor knows that companies with a Price/Earnings ratio of 25 are not uncommon in the U.S. stock market; but that means that investors stand to earn 1/25 of each dollar invested, or about 4%, by owning stocks in those companies. This 4% represents an "earnings yield," or the relationship of a company's earnings per share to its current stock price. Generally, most of this earnings yield is retained by the company for reinvestment, while the smaller portion is paid out as a dividend which is fully taxable to the recipient, reducing its after-tax value by up to 40%.
    As of June 30, 1999, Limited Term New York Municipal Fund's Class A dividend yield was 4.57% (30-day standardized yield of 3.84%).(4) For New York State investors, this yield is exempt from federal, New York State and, if applicable, New York City personal income taxes. Net cash dividends from stocks, or interest from bank accounts or corporate bonds, are significantly reduced by these taxes.
    The tax-free characteristic of municipal bond income is particularly important when comparing different types of investments.(5) Consider whether your taxable income investments leave you with as much after taxes as you could be earning tax-free. Remember every dollar that you earn tax-free from Limited Term New York Municipal Fund is yours, to keep or spend as you wish.

What effect will the Federal Reserve Board's June 30 interest rate hike have on the Fund?
On June 30 the Federal Reserve raised the target on "Fed Funds" (the overnight borrowing rate between banks) by 0.25%. This increase was widely anticipated. In fact, bond yields generally moved lower after this announcement, and the Fund's net asset value remained unchanged on June 30.
    We concur with the Federal Reserve's view that the U.S. economy is very strong, and that they must remain vigilant for signs of inflation. While the current federal government surplus is helpful in this regard (by lowering borrowing requirements) we believe that moderately higher short-term interest rates now can help keep inflation in check and our economic expansion going.


1. According to Lipper Analytical Services, Inc., an independent mutual fund monitoring service, 100 New York State municipal debt funds averaged this loss during the six months ended 6/30/99. Lipper performance does not include sales charges which, if included, would affect results. Past performance is not predictive of future results.
2. Limited Term New York Municipal Fund is categorized by Lipper as an Other State Short-Intermediate Municipal Debt Fund. Lipper performance does not take sales charges into consideration and assumes the reinvestment of dividends and capital gains distributions. Sales charges, if included, would affect results. Past performance is not predictive of future results.
3. See the Statement of Investments for a complete listing of the Fund's holdings as of 6/30/99.
4. Dividend yield is based on an annualization of the prior monthly distribution and the maximum offering price on 6/30/99. Standardized yield is based on net investment income for the 30-day period ended 6/30/99. Falling net asset values will tend to artificially raise yields.
5. A portion of the Fund's distributions may be subject to tax. For investors subject to the Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax. Capital gains distributions are taxable.


5    Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--101.6%
------------------------------------------------------------------------------------------------------------------------------------
 New York--86.6%
$       409,335  Albany Hsg. Authority                                0.000 %        10/01/12        10/01/02  (a)   $      121,896
        250,000  Albany Hsg. Authority                                6.250          10/01/12  (s)   10/01/05  (b)          260,762
      1,085,000  Albany IDA (Albany Medical Center)                   5.600          05/01/05        11/22/03  (c)        1,080,378
      1,920,000  Albany IDA (H. Johnson Office Park)                  5.250          03/01/18        09/01/99  (d)        1,904,083
        175,000  Albany IDA (Port of Albany)                          6.250          02/01/05        10/09/02  (c)          180,985
         60,000  Albany IDA (Spectrapark)                             7.250          12/01/99              --                60,692
         40,000  Albany IDA (Spectrapark)                             7.300          12/01/00        12/01/99  (b)           40,880
         50,000  Albany IDA (Spectrapark)                             7.500          12/01/03        12/01/99  (b)           51,100
      3,525,000  Albany IDA (Spectrapark)                             7.600          12/01/09  (s)   12/01/99  (b)        3,604,207
         40,000  Albany Parking Authority                             0.000          09/15/02              --                34,139
         25,000  Albany Parking Authority                             0.000          09/15/03              --                20,192
        625,000  Albany Parking Authority                             0.000          09/15/04              --               477,400
         20,000  Albany Parking Authority                             0.000          09/15/05              --                14,419
      1,610,000  Albany Parking Authority                             6.850          11/01/12  (s)   11/01/01  (b)        1,723,167
      5,040,000  Albany Parking Authority                             7.150          09/15/16  (s)   09/15/01  (b)        5,316,293
        675,000  Albany Water Finance Authority                       7.500          12/01/17  (s)   12/01/99  (b)          690,511
      3,100,000  Allegany County IDA (Atlantic Richfield)             6.625          09/01/16        09/01/02  (b)        3,300,105
      4,800,000  Amherst IDA (Amherst Rink)                           5.550          10/01/17  (s)   10/01/09  (b)        4,808,832
      2,000,000  Amherst IDA (Amherst Rink)                           5.650          10/01/22        11/09/20  (c)        1,990,840
        430,000  Babylon IDA (WWH Ambulance)                          7.000          09/15/01        09/27/00  (c)          441,343
         55,000  Baldwinsville Devel. Corp.                           7.200          06/01/10  (s)   07/01/00  (b)           56,242
        200,000  Battery Park City Authority                          5.650          12/01/13  (s)   12/01/99  (b)          200,226


         45,000  Battery Park City Authority                          5.800          11/01/22  (s)   11/01/05  (b)           46,230
        680,000  Blauvelt Volunteer Fire Company                      6.000          10/15/08        10/03/04  (c)          678,443
         40,000  Brookhaven GO                                        6.400          10/01/10        10/01/02  (b)           42,965
        185,000  Brookhaven IDA (Dowling College)                     6.200          03/01/01              --               188,828
        195,000  Brookhaven IDA (Dowling College)                     6.300          03/01/02              --               200,518
        205,000  Brookhaven IDA (Dowling College)                     6.400          03/01/03              --               212,556
      1,240,000  Carnegie Redevelopment Corp.                         6.250          09/01/05        11/10/02  (c)        1,281,776
      1,550,000  Carnegie Redevelopment Corp.                         6.500          09/01/11        05/17/09  (c)        1,630,429
         60,000  Cayuga County COP (Auburn Memorial Hospital)         6.000          01/01/21        01/01/06  (b)           61,836
         35,000  Colonie IDA (Homeowner Assoc.)                       7.250          10/01/02        10/01/99  (b)           35,106
          5,000  Cortland County IDA (Paul Bunyon Products)           8.000          07/01/00              --                 5,060
        275,000  Dutchess County IDA (Bard College)                   6.500          11/01/03              --               290,111
      1,175,000  Dutchess County Res Rec (Solid Waste)                6.800          01/01/10  (s)   12/01/02  (g)        1,285,191
        290,000  Elmira HDC                                           7.500          08/01/08        08/01/99  (b)          297,508
         20,000  Elmira HDC                                           7.500          08/01/09        08/01/99  (b)           20,518
        395,000  Erie County IDA (FMC Corp.)                          6.000          02/01/03  (s)   08/01/99  (b)          402,738
        245,000  Erie County IDA (Medaille College)                   7.400          12/30/02        08/08/01  (c)          256,679
         35,000  Erie County IDA (Medishield)                         7.200          08/01/04        08/01/99  (b)           35,077
        545,000  Erie County IDA (Mercy Hospital)                     5.900          06/01/03        07/12/01  (c)          547,425
      2,410,000  Franklin County IDA (COP)                            8.125          08/01/06        02/16/04  (c)        2,695,416
      1,390,000  Franklin County IDA (Correctional Facilities)        6.375          11/01/02        05/31/01  (c)        1,412,407
         60,000  Franklin County IDA (Correctional Facilities)        6.750          11/01/12  (s)   11/01/02  (b)           64,174
      2,120,000  Franklin County SWMA                                 6.000          06/01/05        11/19/03  (c)        2,166,916
      1,350,000  Franklin County SWMA                                 6.125          06/01/09  (s)   06/01/05  (b)        1,376,716
        870,000  Hamilton EHC (Hamilton Apartments)                  11.250          01/01/15  (s)   11/01/99  (b)          907,610
      1,315,000  Hempstead IDA (South Shore Y JCC)                    5.950          11/01/07        08/19/04  (c)        1,300,877

6    Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$        15,000  Hempstead IDA (United Cerebral Palsy)                7.500 %        10/01/09        10/01/99  (b)   $       15,407
      1,080,000  Herkimer County IDA (Burrows Paper)                  7.250          01/01/01        07/09/00  (c)        1,094,602
      3,000,000  Herkimer County IDA (Burrows Paper)                  8.000          01/01/09        10/28/05  (c)        3,205,710
      2,700,000  Herkimer Hsg. Authority                              7.150          03/01/11  (s)   04/10/05  (g)        2,880,090
      2,000,000  Hsg. NY Corp.                                        5.500          11/01/10        11/01/05  (b)        2,060,160
         15,000  Hudson HDC (Providence Hall - Schuyler Court)        6.400          07/01/12        01/01/03  (b)           15,680
         25,000  Hudson HDC (Providence Hall - Schuyler Court)        6.500          01/01/25        01/01/03  (b)           26,091
        440,000  Hudson IDA (Have, Inc.)                              7.125          12/01/07        05/27/04  (c)          453,147
      1,160,000  Islip Res Rec                                        5.850          07/01/02              --             1,212,641
      2,875,000  Jamestown Hsg. Authority                             6.125          07/01/10        03/13/06  (c)        2,972,462
      2,000,000  Jefferson County IDA (Champion International)        7.200          12/01/20        11/15/02  (b)        2,160,060
        850,000  Kiryas Joel BAN                                      5.000          06/17/00              --               861,798
        250,000  L.I. Power Authority                                 5.500          12/01/23              --               249,155
     29,260,000  L.I. Power Authority                                 5.750          12/01/24        06/01/10  (b)       29,553,770
         61,735  Locke Fire District #1 (i)                           7.500          07/01/02        03/21/01  (c)           66,347
      1,300,000  Lockport HDC                                         6.000          10/01/18        10/01/09  (b)        1,342,575
      1,500,000  Madison County IDA (Morrisville College)             6.750          07/01/07        11/18/03  (c)        1,540,650
        790,000  Madison County IDA (Oneida Healthcare Center)        5.300          07/01/05        02/24/03  (c)          791,928
        200,000  Medina Hsg. Corp.                                    8.250          08/15/11  (s)   08/15/99  (b)          206,560
        560,000  Middleton IDA (Fleurchem)                            7.125          12/01/08        01/15/05  (c)          576,268
      1,555,000  Middletown IDA (Southwinds Retirement Home)          5.875          03/01/07        10/23/03  (c)        1,557,892
        580,000  Middletown IDA (Southwinds Retirement Home)          7.250          03/01/03        09/30/01  (c)          619,794
          5,000  Monroe County Airport Authority (GRIA)               0.000          01/01/04              --                 4,067
        500,000  Monroe County Airport Authority (GRIA)               5.375          01/01/19        08/26/16  (c)          488,200


      6,950,000  Monroe County Airport Authority (GRIA)               7.250          01/01/09  (s)   01/01/00  (b)        7,205,412
        365,000  Monroe County Airport Authority (GRIA)               7.250          01/01/19        01/01/00  (b)          377,976
      8,610,000  Monroe County COP                                    8.050          01/01/11        07/01/01  (b)        8,810,269
         30,000  Monroe County GO                                     6.100          05/01/03              --                30,552
      2,625,000  Monroe County IDA (Al Sigl Center)                   6.125          12/15/08        12/07/04  (c)        2,737,429
      1,090,000  Monroe County IDA (Al Sigl Center)                   6.375          12/15/05        03/13/03  (c)        1,116,738
      1,135,000  Monroe County IDA (Al Sigl Center)                   6.750          12/15/10        01/31/09  (c)        1,178,573
         10,000  Monroe County IDA (Cohber)                           7.500          12/01/00        12/01/99  (b)           10,209
        100,000  Monroe County IDA (Cohber)                           7.550          12/01/01        12/01/99  (b)          101,628
      1,280,000  Monroe County IDA (Dayton Rogers Manufacturing)      5.850          12/01/06        01/20/04  (c)        1,279,130
      1,375,000  Monroe County IDA (DePaul Properties)                5.900          09/01/07        05/20/04  (c)        1,375,756
        635,000  Monroe County IDA (Geva Theatre)                     7.750          04/01/02        11/02/00  (c)          636,772
        360,000  Monroe County IDA (Geva Theatre)                     7.750          04/01/03              --               361,004
      1,840,000  Monroe County IDA (Piano Works)                      6.625          11/01/06        09/04/03  (c)        1,906,038
        300,000  Monroe County IDA (Roberts Wesleyan College)         6.200          09/01/05              --               303,846
        170,000  Monroe County IDA (West End Business)                6.750          12/01/04        09/27/02  (c)          176,513
        225,000  Monroe County IDA (Windsor Manufacturing)            7.750          12/01/09        12/01/99  (d)          226,699
        730,000  Montgomery County IDA (ASMF) (i) (x)                 6.500          01/15/03        08/15/01  (c)          511,000
         50,000  MTA Service Contract                                 7.000          07/01/09  (s)   07/01/01  (b)           53,718
         75,000  MTA Service Contract, Series 5                       6.000          07/01/18  (s)   07/01/01  (b)           76,756
         20,000  MTA Service Contract, Series 5                       6.500          07/01/16  (s)   07/01/01  (b)           21,074
      6,495,000  MTA Service Contract, Series 7                       5.625          07/01/16  (s)   07/01/05  (b)        6,600,674
        150,000  MTA Service Contract, Series P                       5.750          07/01/15  (s)   07/01/05  (b)          152,392
     12,945,000  MTA Service Contract, Series P                       5.750          07/01/15  (s)   07/01/05  (b)       13,151,473
      2,785,000  MTA Service Contract, Series R                       5.200          07/01/08              --             2,797,922

7    Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$     5,160,000  MTA Service Contract, Series R                       5.200 %        07/01/08              --        $    5,183,942
      2,915,000  MTA Service Contract, Series R                       5.300          07/01/09              --             2,934,122
      1,420,000  MTA Service Contract, Series R                       5.300          07/01/09              --             1,429,315
      3,640,000  MTA Service Contract, Series R                       5.500          07/01/17        09/10/16  (c)        3,625,586
      7,945,000  MTA, Series A                                        5.500          07/01/14        07/01/10  (b)        7,961,208
      5,000,000  MTA, Series A                                        5.500          07/01/15        07/01/10  (b)        5,006,100
         65,000  MTA, Series K                                        6.250          07/01/11  (s)   07/01/02  (b)           69,402
         20,000  Nassau County GO                                     6.375          05/15/13        05/15/02  (b)           21,295
        345,000  Nassau County IDA (ACLDD)                            7.250          10/01/04        06/06/02  (c)          357,969
        575,000  Nassau County IDA (NSCFGA)                           5.750          05/01/08        09/14/04  (c)          567,283
      3,500,000  New Rochelle IDA (College of New Rochelle)           5.500          07/01/19        08/23/14  (c)        3,468,570
        690,000  New Rochelle IDA (College of New Rochelle)           6.000          07/01/02        01/26/01  (c)          707,491
        260,000  New Rochelle IDA (College of New Rochelle)           6.300          07/01/03              --               279,118
        275,000  New Rochelle IDA (College of New Rochelle)           6.400          07/01/04              --               295,988
        235,000  Newark SCHC (Newark Rose Garden Apartments) (i)      9.000          03/01/11        09/01/99  (b)          248,806
      2,060,000  Newark-Wayne Community Hospital                      7.600          09/01/15  (s)   04/26/03  (g)        2,186,855
      1,000,000  Niagara County IDA (Niagara University)              5.250          10/01/18        11/07/16  (c)          981,510
      1,400,000  Niagara County IDA (Sevenson Hotel)                  5.750          05/01/03        12/22/01  (c)        1,406,202
      1,290,000  Niagara Falls HDC (Niagara Towers)                   5.150          10/01/10        01/23/09  (c)        1,292,722
        115,000  Niagara Frontier Transit Authority                   7.000          02/15/00        08/15/99  (b)          116,466
      3,900,000  NYC Cultural Resources (SRGF)                        7.250          12/01/15        12/01/02  (b)        4,131,036
      2,000,000  NYC GO                                               0.000          08/15/00              --             1,917,540
      1,500,000  NYC GO                                               0.000          02/01/01              --             1,403,160


         50,000  NYC GO                                               0.000          08/15/01              --                45,714
      1,460,000  NYC GO                                               0.000          02/01/02              --             1,302,276
      1,000,000  NYC GO                                               0.000          02/01/03              --               849,210
      4,265,000  NYC GO                                               5.125          08/01/10              --             4,236,339
         20,000  NYC GO                                               5.500          10/01/14        10/01/05  (b)           20,108
         10,000  NYC GO                                               5.500          10/01/16        10/01/05  (b)           10,044
         15,000  NYC GO                                               5.600          12/01/10        12/01/99  (b)           15,024
         10,000  NYC GO                                               5.625          10/01/12        10/01/05  (b)           10,183
         20,000  NYC GO                                               5.625          10/01/13        10/01/05  (b)           20,367
         15,000  NYC GO                                               5.625          08/01/14        08/01/06  (b)           15,289
         45,000  NYC GO                                               5.750          08/01/11        08/01/02  (b)           47,164
        140,000  NYC GO                                               5.750          08/15/11        08/15/05  (b)          143,654
         45,000  NYC GO                                               5.750          05/15/12        05/15/05  (a)           47,768
         45,000  NYC GO                                               5.750          05/15/12        05/15/05  (b)           46,362
         20,000  NYC GO                                               5.750          08/15/12        08/15/03  (a)           21,246
         20,000  NYC GO                                               5.750          08/15/12        08/15/05  (b)           20,627
         30,000  NYC GO                                               5.750          05/15/13        05/15/05  (b)           30,649
         35,000  NYC GO                                               5.750          05/15/13        05/15/05  (b)           37,153
        465,000  NYC GO                                               5.750          08/01/13        08/01/09  (b)          480,610
         80,000  NYC GO                                               5.750          08/15/13        08/15/05  (b)           82,510
        280,000  NYC GO                                               5.750          08/15/13        08/15/05  (b)          288,784
         55,000  NYC GO                                               5.750          10/15/13        10/15/09  (b)           57,049
        130,000  NYC GO                                               5.750          02/01/14  (s)   02/01/08  (b)          133,671
        100,000  NYC GO                                               5.750          02/01/14  (s)   02/01/08  (b)          103,450
          5,000  NYC GO                                               5.750          05/15/14        05/15/03  (a)            5,298

8    Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$        10,000  NYC GO                                               5.750 %        05/15/14        05/15/03  (b)   $       10,206
      1,665,000  NYC GO                                               5.750          08/15/14        08/15/05  (b)        1,726,971
         65,000  NYC GO                                               5.750          08/18/14        08/15/05  (b)           67,419
        215,000  NYC GO                                               5.750          02/01/15  (s)   02/01/08  (b)          222,116
        200,000  NYC GO                                               5.750          08/01/15        08/01/05  (b)          207,088
         25,000  NYC GO                                               5.750          08/01/15        08/01/05  (b)           25,610
         75,000  NYC GO                                               5.750          08/15/15        08/15/05  (b)           77,671
         80,000  NYC GO                                               5.750          08/01/16        08/01/05  (b)           82,582
        615,000  NYC GO                                               5.750          08/15/16        08/15/05  (b)          634,944
         25,000  NYC GO                                               5.750          02/01/17  (s)   02/01/08  (b)           25,810
         70,000  NYC GO                                               5.750          02/01/19  (s)   02/01/08  (b)           71,014
         60,000  NYC GO                                               5.800          08/01/13        08/01/05  (b)           62,028
        645,000  NYC GO                                               5.875          03/15/13        03/15/06  (b)          671,226
         25,000  NYC GO                                               5.875          03/15/14        03/15/08  (b)           26,016
         50,000  NYC GO                                               5.875          08/01/24  (s)   08/01/08  (b)           51,630
         50,000  NYC GO                                               6.000          08/01/06        08/01/99  (a)           50,107
          5,000  NYC GO                                               6.000          08/01/06        08/01/99  (a)            5,011
         45,000  NYC GO                                               6.000          08/01/06        08/01/99  (b)           45,085
      1,750,000  NYC GO                                               6.000          04/15/09              --             1,857,835
         15,000  NYC GO                                               6.000          05/15/10        05/15/03  (b)           15,890
         30,000  NYC GO                                               6.000          08/01/10        08/01/03  (b)           31,725
         55,000  NYC GO                                               6.000          02/01/11        02/01/06  (b)           58,044
         50,000  NYC GO                                               6.000          02/15/11        02/15/05  (a)           53,909


         25,000  NYC GO                                               6.000          02/15/11        02/15/07  (b)           26,501
         30,000  NYC GO                                               6.000          08/01/11        08/01/99  (a)           30,056
          5,000  NYC GO                                               6.000          08/01/11        08/01/99  (b)            5,009
         60,000  NYC GO                                               6.000          02/15/12        02/15/05  (a)           64,691
         45,000  NYC GO                                               6.000          02/15/12        02/15/05  (b)           47,374
         30,000  NYC GO                                               6.000          08/01/12        08/01/99  (a)           30,056
         85,000  NYC GO                                               6.000          08/01/12        08/01/03  (b)           88,392
         15,000  NYC GO                                               6.000          02/15/14        02/15/05  (a)           16,134
         20,000  NYC GO                                               6.000          02/15/14        02/15/05  (b)           21,055
         15,000  NYC GO                                               6.000          02/15/15        02/15/05  (a)           16,134
         25,000  NYC GO                                               6.000          02/15/15        02/15/05  (b)           26,319
         25,000  NYC GO                                               6.000          05/15/15        05/15/05  (b)           26,712
         10,000  NYC GO                                               6.000          05/15/15        05/15/05  (b)           10,488
         10,000  NYC GO                                               6.000          08/01/16  (s)   08/01/06  (b)           10,600
         50,000  NYC GO                                               6.000          08/01/16  (s)   08/01/06  (b)           53,002
      1,130,000  NYC GO                                               6.000          08/01/17  (s)   08/01/07  (b)        1,196,071
      1,530,000  NYC GO                                               6.000          08/01/17  (s)   08/01/07  (b)        1,619,459
         55,000  NYC GO                                               6.000          05/15/19        05/15/03  (a)           58,869
         10,000  NYC GO                                               6.000          05/15/19        05/15/03  (b)           10,423
         15,000  NYC GO                                               6.000          08/15/26        08/15/06  (b)           15,712
        100,000  NYC GO                                               6.125          08/01/10        08/01/04  (b)          107,184
         65,000  NYC GO                                               6.125          08/01/11        08/01/04  (b)           69,517
      2,500,000  NYC GO                                               6.250          08/01/08        08/01/06  (b)        2,715,525
         30,000  NYC GO                                               6.250          10/01/08        10/01/02  (b)           32,257
         15,000  NYC GO                                               6.250          10/01/08        10/01/02  (b)           16,027
     10,550,000  NYC GO                                               6.250          08/01/09        08/01/06  (b)       11,459,515

9    Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$       205,000  NYC GO                                               6.250 %        08/01/10        08/01/06  (b)   $      221,396
         75,000  NYC GO                                               6.250          08/01/10        08/01/04  (b)           80,806
      2,000,000  NYC GO                                               6.250          08/01/12        08/01/06  (b)        2,142,040
      4,270,000  NYC GO                                               6.250          08/01/13        08/01/06  (b)        4,562,794
         25,000  NYC GO                                               6.250          04/01/16        04/01/06  (a)           27,454
         25,000  NYC GO                                               6.250          04/01/16        04/01/06  (b)           26,587
         70,000  NYC GO                                               6.250          08/01/16        08/01/02  (b)           73,835
         40,000  NYC GO                                               6.250          08/01/17  (s)   08/01/06  (b)           43,137
         45,000  NYC GO                                               6.250          08/01/19        08/01/02  (b)           47,465
         75,000  NYC GO                                               6.250          08/01/21        08/01/02  (b)           78,186
        175,000  NYC GO                                               6.300          08/15/08        08/15/05  (a)          191,889
        875,000  NYC GO                                               6.300          08/15/08        08/15/05  (b)          937,676
        590,000  NYC GO                                               6.375          02/15/06        02/15/05  (a)          646,988
        410,000  NYC GO                                               6.375          02/15/06              --               443,144
        195,000  NYC GO                                               6.375          08/01/06        08/01/04  (a)          209,808
        425,000  NYC GO                                               6.375          08/01/06        08/01/02  (b)          452,625
        670,000  NYC GO                                               6.375          08/01/07        08/01/02  (a)          720,880
      1,445,000  NYC GO                                               6.375          08/01/07        08/01/02  (b)        1,519,490
      2,835,000  NYC GO                                               6.375          08/15/09        08/15/05  (a)        3,127,827
     10,665,000  NYC GO                                               6.375          08/15/09        08/15/05  (b)       11,584,963
        395,000  NYC GO                                               6.375          08/01/10        08/01/05  (a)          435,602
      1,495,000  NYC GO                                               6.375          08/01/10        08/01/05  (b)        1,619,668
        215,000  NYC GO                                               6.375          08/15/10        08/15/05  (a)          237,207


        815,000  NYC GO                                               6.375          08/15/10        08/15/05  (b)          885,302
         30,000  NYC GO                                               6.375          08/15/11        08/15/05  (a)           33,099
        105,000  NYC GO                                               6.375          08/15/11        08/15/05  (b)          113,767
      2,100,000  NYC GO                                               6.375          08/01/12        08/15/05  (a)        2,316,909
      7,900,000  NYC GO                                               6.375          08/01/12        08/15/05  (b)        8,494,554
         15,000  NYC GO                                               6.500          08/01/05        08/01/02  (a)           16,170
         95,000  NYC GO                                               6.500          08/01/05        08/01/02  (b)          101,513
         20,000  NYC GO                                               6.500          08/01/06        08/01/02  (b)           21,371
        600,000  NYC GO                                               6.500          02/15/08        02/15/05  (a)          661,638
         20,000  NYC GO                                               6.500          08/01/08        08/01/02  (a)           21,560
        105,000  NYC GO                                               6.500          08/01/08        08/01/02  (b)          112,199
      4,275,000  NYC GO                                               6.500          08/01/11        08/01/02  (a)        4,614,991
      8,725,000  NYC GO                                               6.500          08/01/11        08/01/02  (b)        9,310,186
         35,000  NYC GO                                               6.500          08/01/12        08/01/02  (a)           37,784
         65,000  NYC GO                                               6.500          08/01/12        08/01/02  (b)           69,022
         25,000  NYC GO                                               6.500          08/01/13        08/01/02  (a)           26,988
         55,000  NYC GO                                               6.500          08/01/13        08/01/02  (b)           58,615
         22,000  NYC GO                                               6.500          08/01/14        08/01/05  (a)           24,406
         78,000  NYC GO                                               6.500          08/01/14        08/15/05  (b)           84,712
         10,000  NYC GO                                               6.500          08/01/16        08/01/05  (a)           11,094
         40,000  NYC GO                                               6.500          08/01/16        08/01/05  (b)           43,267
         10,000  NYC GO                                               6.500          08/01/19        08/01/05  (a)           11,094
         70,000  NYC GO                                               6.500          08/01/19  (s)   08/01/05  (b)           75,717
      1,415,000  NYC GO                                               6.600          02/15/10        02/15/05  (a)        1,567,311
         30,000  NYC GO                                               6.600          02/15/10  (s)   02/15/05  (b)           32,754

10   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$     6,625,000  NYC GO                                               6.600 %        10/01/16        10/01/02  (a)   $    7,172,092
      7,375,000  NYC GO                                               6.600          10/01/16        10/01/02  (b)        7,870,231
     10,000,000  NYC GO                                               6.625          02/15/14        02/15/05  (a)       11,088,700
      1,520,000  NYC GO                                               6.750          10/01/05        10/01/02  (a)        1,657,210
         30,000  NYC GO                                               6.750          10/01/05        10/01/02  (b)           32,361
         25,000  NYC GO                                               6.750          10/01/06        10/01/02  (a)           27,217
         15,000  NYC GO                                               6.750          10/01/06        10/01/02  (b)           16,013
          5,000  NYC GO                                               6.750          01/15/12        07/15/99  (a)            5,007
         55,000  NYC GO                                               6.750          10/01/17        10/01/02  (a)           59,877
          5,000  NYC GO                                               7.000          08/15/99              --                 5,022
         10,000  NYC GO                                               7.000          08/15/99              --                10,043
        210,000  NYC GO                                               7.000          02/01/00        08/01/99  (a)          211,621
         50,000  NYC GO                                               7.000          02/01/00        08/01/99  (b)           50,398
        170,000  NYC GO                                               7.000          04/01/00              --               165,437
         65,000  NYC GO                                               7.000          02/01/01        08/01/99  (a)           67,998
        425,000  NYC GO                                               7.000          02/01/01        08/01/99  (b)          428,098
         20,000  NYC GO                                               7.000          02/01/01        08/01/99  (b)           20,157
        630,000  NYC GO                                               7.000          04/01/01              --               585,182
          5,000  NYC GO                                               7.000          02/01/02        08/01/99  (a)            5,342
         20,000  NYC GO                                               7.000          08/15/02        08/15/99  (a)           20,183
         35,000  NYC GO                                               7.000          02/01/03        08/01/99  (a)           35,279
      2,860,000  NYC GO                                               7.000          02/01/06        02/01/02  (a)        3,090,659
        390,000  NYC GO                                               7.000          02/01/06        02/01/02  (b)          418,349


        160,000  NYC GO                                               7.000          12/01/06        12/01/99  (a)          162,394
        365,000  NYC GO                                               7.000          08/01/07              --               411,596
          5,000  NYC GO                                               7.000          02/01/09        08/01/99  (b)            5,038
          5,000  NYC GO                                               7.000          08/01/09        08/01/99  (a)            5,014
        715,000  NYC GO                                               7.000          10/01/09        10/01/02  (a)          783,783
         15,000  NYC GO                                               7.000          10/01/09        10/01/02  (b)           16,292
         50,000  NYC GO                                               7.000          10/01/10        10/01/02  (a)           54,890
          5,000  NYC GO                                               7.000          10/01/10        10/01/02  (b)            5,431
          5,000  NYC GO                                               7.000          12/01/10        12/01/99  (b)            5,067
          5,000  NYC GO                                               7.000          02/01/11        08/01/99  (a)            5,039
         30,000  NYC GO                                               7.000          02/01/12        08/01/99  (b)           30,229
      8,960,000  NYC GO                                               7.000          10/01/13        10/01/02  (a)        9,821,952
        185,000  NYC GO                                               7.000          10/01/13        10/01/02  (b)          200,209
         25,000  NYC GO                                               7.000          10/01/14        10/01/02  (a)           27,445
         25,000  NYC GO                                               7.000          10/01/15        10/01/99  (a)           25,222
      2,000,000  NYC GO                                               7.000          02/01/16        02/01/02  (b)        2,138,540
         10,000  NYC GO                                               7.000          08/01/16        08/01/02  (a)           10,939
          5,000  NYC GO                                               7.000          08/01/16        08/01/02  (b)            5,395
      1,360,000  NYC GO                                               7.000          08/15/16        08/15/04  (a)        1,529,796
         70,000  NYC GO                                               7.000          10/01/16        10/01/99  (a)           70,556
         15,000  NYC GO                                               7.000          02/01/17        02/01/02  (b)           16,039
         20,000  NYC GO                                               7.000          02/01/18        02/01/02  (b)           21,385
         35,000  NYC GO                                               7.000          10/01/18        10/01/99  (a)           35,300
         15,000  NYC GO                                               7.000          10/01/19        10/01/99  (a)           15,119
          5,000  NYC GO                                               7.100          02/01/04        08/01/99  (b)            5,035

11   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$       100,000  NYC GO                                               7.100 %        08/15/07        08/15/04  (a)   $      112,654
      2,010,000  NYC GO                                               7.100          02/01/09        02/01/02  (a)        2,176,569
        265,000  NYC GO                                               7.100          02/01/09        02/01/02  (b)          284,904
        170,000  NYC GO                                               7.100          02/01/10        02/01/02  (a)          184,088
         30,000  NYC GO                                               7.100          02/01/10        02/01/02  (b)           32,253
         25,000  NYC GO                                               7.200          08/01/01        08/01/99  (a)           25,263
          5,000  NYC GO                                               7.200          08/01/02        08/01/00  (a)            5,268
         30,000  NYC GO                                               7.200          08/01/02        08/01/00  (b)           31,320
          5,000  NYC GO                                               7.200          02/01/05        08/01/99  (a)            5,040
      1,450,000  NYC GO                                               7.200          08/15/08        08/15/04  (a)        1,639,486
         20,000  NYC GO                                               7.200          02/01/15        02/01/02  (a)           21,702
         50,000  NYC GO                                               7.250          12/01/01        12/01/99  (b)           51,141
         40,000  NYC GO                                               7.250          10/01/05        10/01/99  (a)           40,975
        100,000  NYC GO                                               7.250          02/01/07        08/01/99  (a)          100,818
          5,000  NYC GO                                               7.250          02/01/07        08/01/99  (b)            5,039
         15,000  NYC GO                                               7.250          08/15/17        08/15/99  (a)           15,292
      5,000,000  NYC GO                                               7.250          08/15/19        08/15/04  (a)        5,676,050
        370,000  NYC GO                                               7.250          08/15/24        08/15/01  (a)          394,202
        500,000  NYC GO                                               7.400          02/01/00              --               511,395
         10,000  NYC GO                                               7.400          08/15/00        08/15/99  (a)           10,095
        285,000  NYC GO                                               7.400          02/01/02              --               306,768
          5,000  NYC GO                                               7.500          08/01/01        08/01/99  (b)            5,091
          5,000  NYC GO                                               7.500          08/15/01        08/15/99  (b)            5,023


         90,000  NYC GO                                               7.500          08/15/03        08/15/99  (b)           91,758
         20,000  NYC GO                                               7.500          12/01/03        12/01/99  (a)           20,340
     10,125,000  NYC GO                                               7.500          02/01/04        02/01/02  (b)       10,983,195
         15,000  NYC GO                                               7.500          02/01/05        02/01/02  (a)           16,384
         65,000  NYC GO                                               7.500          02/01/05        02/01/02  (b)           70,509
          5,000  NYC GO                                               7.500          08/15/05        08/15/99  (b)            5,023
      6,450,000  NYC GO                                               7.500          02/01/06        02/01/02  (b)        6,996,702
         15,000  NYC GO                                               7.500          08/15/06        08/15/99  (b)           15,300
          5,000  NYC GO                                               7.500          08/15/06        08/15/99  (b)            5,098
        220,000  NYC GO                                               7.500          02/01/07        02/01/02  (b)          238,647
      2,425,000  NYC GO                                               7.500          02/01/09        02/01/02  (b)        2,630,543
         15,000  NYC GO                                               7.500          03/15/09        03/15/00  (a)           15,653
        155,000  NYC GO                                               7.500          03/15/09        03/15/00  (b)          161,363
         50,000  NYC GO                                               7.625          02/01/13        02/01/02  (a)           54,829
      3,980,000  NYC GO                                               7.650          02/01/07        02/01/02  (a)        4,366,776
         40,000  NYC GO                                               7.650          02/01/07        02/01/02  (b)           43,535
        295,000  NYC GO                                               7.700          02/01/09        02/01/02  (a)          324,028
          5,000  NYC GO                                               7.700          02/01/09        02/01/02  (b)            5,448
        370,000  NYC GO                                               7.750          08/15/01        08/15/99  (b)          377,341
          5,000  NYC GO                                               7.750          08/15/05        08/15/01  (b)            5,412
        310,000  NYC GO                                               7.750          08/15/06        08/15/01  (a)          337,677
        205,000  NYC GO                                               7.750          08/15/06        08/15/01  (b)          221,880
      1,460,000  NYC GO                                               7.750          08/15/07        02/01/03  (a)        1,590,349
         40,000  NYC GO                                               7.750          08/15/07        08/15/01  (b)           43,294
      1,530,000  NYC GO                                               7.750          08/15/09        08/15/01  (a)        1,666,598

12   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$        25,000  NYC GO                                               7.750 %        08/15/09        08/15/01  (b)   $       27,058
         60,000  NYC GO                                               7.750          02/01/10        02/01/02  (b)           65,821
         45,000  NYC GO                                               7.750          08/15/11        08/15/01  (a)           49,018
         20,000  NYC GO                                               7.750          08/15/12        08/15/01  (b)           21,633
         55,000  NYC GO                                               7.750          08/15/14        08/15/01  (b)           59,764
          5,000  NYC GO                                               7.875          08/01/00        08/01/99  (b)            5,055
         40,000  NYC GO                                               7.875          08/01/04        08/01/00  (b)           42,265
         15,000  NYC GO                                               8.000          08/01/01        08/01/99  (b)           15,158
          5,000  NYC GO                                               8.000          08/01/03        08/01/99  (b)            5,055
        125,000  NYC GO                                               8.000          08/01/03        08/01/01  (b)          135,764
        110,000  NYC GO                                               8.250          11/15/10        11/15/01  (a)          121,938
          5,000  NYC GO                                               8.250          08/01/11        08/01/01  (b)            5,451
      1,355,000  NYC GO CAB                                           0.000 (t)      05/15/14        05/15/08  (b)        1,149,474
         10,000  NYC GO DIAMONDS                                      0.000 (t)      08/01/07        08/01/02  (b)            8,753
     14,600,000  NYC GO Indexed Inverse Floater                       4.800 (r)      08/15/17        08/15/05  (b)       14,490,646
     11,870,000  NYC GO Indexed Inverse Floater                       5.970 (r)      08/15/10        08/15/03  (b)       12,224,319
      2,000,000  NYC GO LIMO                                          0.000 (t)      02/01/04        02/01/00  (b)        2,078,100
      1,950,000  NYC GO LIMO                                          0.000 (t)      02/01/07        02/01/02  (e)        1,750,593
        115,000  NYC GO PRAMS                                         0.000 (t)      10/01/06        10/01/02  (b)          100,007
         50,000  NYC GO PRAMS                                         0.000 (t)      02/01/12        02/01/02  (b)           45,409
        475,000  NYC HDC (Barclay Avenue)                             5.750          04/01/07        10/20/03  (c)          488,704
      1,715,000  NYC HDC (Multifamily Hsg.)                           6.550          10/01/15  (s)   04/01/03  (b)        1,824,160
        110,000  NYC HDC (Multifamily Hsg.)                           7.300          06/01/10  (s)   06/01/01  (b)          117,597


         60,000  NYC HDC (Multifamily Hsg.)                           7.350          06/01/19  (s)   06/01/01  (b)           64,198
      9,490,000  NYC HDC (Multifamily Hsg.), Series A                 5.500          11/01/09  (s)   05/01/08  (b)       10,012,140
      4,835,000  NYC HDC (Multifamily Hsg.), Series A                 5.625          05/01/12  (s)   05/01/08  (b)        5,072,979
      8,145,000  NYC HDC (Multifamily Hsg.), Series B                 5.700          11/01/13  (s)   05/01/05  (b)        8,555,915
      1,540,000  NYC HDC (Multifamily Hsg.), Series B                 5.850          05/01/26  (s)   05/01/05  (b)        1,617,354
      1,970,000  NYC HDC (Pass Through Certificate) (i)               6.500          09/20/03        11/20/02  (c)        2,073,642
        700,000  NYC HDC (South Bronx Cooperatives)                   8.100          09/01/23  (s)   08/27/00  (g)          733,803
      1,655,000  NYC HDC (South Williamsburg Cooperatives)            7.900          02/01/23  (s)   01/29/00  (g)        1,710,029
      2,600,000  NYC Health & Hospital Corp.                          5.625          02/15/13  (s)   02/15/05  (b)        2,651,220
      1,000,000  NYC Hsg. Authority, Series A                         5.650          07/01/10  (s)   05/17/09  (g)        1,036,330
      1,985,000  NYC IDA (Acme Architectural Products)                5.875          11/01/09        10/23/05  (c)        1,940,139
        960,000  NYC IDA (ALA Realty)                                 7.000          12/01/05        03/06/03  (c)        1,012,483
      1,840,000  NYC IDA (American Airlines)                          6.900          08/01/24        08/01/04  (b)        1,993,125
        575,000  NYC IDA (Amster Novelty) (i) (u)                     7.375          12/01/05        12/01/02  (c)          373,031
        740,000  NYC IDA (Atlantic Veal & Lamb)                       7.250          12/01/08        12/30/04  (c)          762,585
      1,640,000  NYC IDA (Blood Center)                               6.800          05/01/02        05/17/01  (c)        1,744,419
        370,000  NYC IDA (Brooklyn Heights Montessori School)         7.500          01/01/07        11/17/03  (c)          387,453
        615,000  NYC IDA (College of Aeronautics)                     5.500          05/01/12              --               607,712
        450,000  NYC IDA (College of Aeronautics)                     5.500          05/01/13              --               442,696
        360,000  NYC IDA (College of New Rochelle)                    6.200          09/01/10  (s)   09/01/05  (b)          381,103
      1,205,000  NYC IDA (Composite Offering XIV), Series C           7.625          11/01/09  (s)   11/01/99  (b)        1,221,292
        785,000  NYC IDA (Comprehensive Care Management)              5.750          11/01/08        10/26/04  (c)          767,180
        310,000  NYC IDA (Comprehensive Care Management)              5.750          11/01/08        10/08/04  (c)          302,978
        700,000  NYC IDA (Comprehensive Care Management)              7.250          12/01/06        11/02/03  (c)          724,836
        958,041  NYC IDA (Cummins Engine)                             6.500          04/01/05        04/30/03  (c)          961,405
        740,000  NYC IDA (Elmhurst Parking Garage)                    7.400          07/30/02        03/01/01  (c)          782,846

13   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$     1,000,000  NYC IDA (Essie Cosmetics)                            5.500 %        11/01/08        10/13/04  (c)   $      980,380
         45,000  NYC IDA (Federation Protestant Welfare)              6.950          11/01/11        11/01/01  (b)           48,019
      1,815,000  NYC IDA (Friends Seminary School)                    6.125          12/01/07        04/29/04  (c)        1,818,176
      1,440,000  NYC IDA (Gabrielli Truck Sales)                      7.250          12/01/07        05/23/04  (c)        1,491,538
        715,000  NYC IDA (Good Shepherd Services)                     5.125          06/01/04        01/01/03  (c)          713,434
      1,515,000  NYC IDA (JBFS)                                       6.500          12/15/02        07/13/01  (c)        1,560,495
        450,000  NYC IDA (Koenig Manufacturing)                       7.375          12/01/10        05/08/06  (c)          474,628
         25,000  NYC IDA (Lighthouse)                                 6.375          07/01/10  (s)   07/01/02  (a)           26,898
        150,000  NYC IDA (Lighthouse)                                 6.500          07/01/22  (s)   07/01/02  (a)          161,910
      1,340,000  NYC IDA (Little Red Schoolhouse)                     5.750          11/01/07        03/15/04  (c)        1,312,825
        855,000  NYC IDA (MediSys Health Network)                     5.750          03/15/06        06/22/04  (c)          856,411
        825,000  NYC IDA (Morrisons Pastry)                           5.750          11/01/09        08/10/04  (c)          818,095
      2,000,000  NYC IDA (Northwest Airlines)                         6.000          06/01/27        06/01/09  (b)        2,019,220
        360,000  NYC IDA (Ohel Children's Home & Family Services)     7.125          03/15/03        10/18/01  (c)          364,676
      2,965,000  NYC IDA (Plaza Packaging)                            7.650          12/01/09  (s)   12/01/99  (b)        3,054,958
        695,000  NYC IDA (Precision Gear)                             5.875          11/01/09        10/26/05  (c)          677,681
        590,000  NYC IDA (Precision Gear)                             5.875          11/01/09        10/10/05  (c)          584,336
        650,000  NYC IDA (Promotional Slideguide)                     7.000          12/01/05        03/15/03  (c)          680,231
         50,000  NYC IDA (Sharif Designs) (i)                         7.375          11/01/09        11/01/99  (b)           50,135
      2,845,000  NYC IDA (Special Needs Facilities Pooled Program)    5.950          07/01/08        01/31/04  (c)        2,830,519
         50,000  NYC IDA (St. Christopher Ottilie)                    6.750          07/01/99              --                50,004
        215,000  NYC IDA (Streamline Plastics)                        7.125          12/01/05        03/21/03  (c)          224,415
     13,215,000  NYC IDA (Terminal One Group Assoc.)                  6.000          01/01/15  (s)   01/01/06  (b)       13,736,596


        215,000  NYC IDA (Terminal One Group Assoc.)                  6.000          01/01/19  (s)   01/01/06  (b)          222,531
      1,710,000  NYC IDA (Terminal One Group Assoc.)                  6.125          01/01/24  (s)   01/01/06  (b)        1,777,699
        160,000  NYC IDA (United Nations School)                      6.050          12/01/05              --               166,626
        170,000  NYC IDA (United Nations School)                      6.100          12/01/06              --               177,609
        180,000  NYC IDA (United Nations School)                      6.150          12/01/07              --               188,532
      1,800,000  NYC IDA (Visy Paper)                                 7.550          01/01/05        09/11/02  (c)        1,887,714
      4,000,000  NYC IDA (Visy Paper)                                 7.800          01/01/16        01/01/06  (b)        4,351,000
     10,000,000  NYC Municipal Water Finance Authority                5.500          06/15/17        06/15/07  (b)       10,086,200
         20,000  NYC Municipal Water Finance Authority                5.500          06/15/19        10/29/15  (c)           19,939
        275,000  NYC Municipal Water Finance Authority                5.750          06/15/16  (s)   06/15/07  (b)          285,928
         40,000  NYC Municipal Water Finance Authority                5.750          06/15/18  (s)   06/15/04  (b)           40,784
        140,000  NYC Municipal Water Finance Authority                5.750          06/15/18  (s)   06/15/04  (b)          142,743
      1,135,000  NYC Municipal Water Finance Authority                6.250          06/15/21  (s)   06/15/01  (b)        1,171,910
        150,000  NYC Municipal Water Finance Authority                7.100          06/15/12        06/15/01  (b)          159,343
         25,000  NYC Public Hsg. Authority                            6.000          01/01/04        01/01/00  (b)           25,561
      5,000,000  NYC TFA                                              5.500          05/01/25        05/01/11  (b)        5,027,700
      2,010,000  NYS COP                                              7.625          03/01/09  (s)   06/17/01  (g)        2,155,906
      3,340,000  NYS DA (4201 Schools Program)                        5.250          07/01/14              --             3,267,121
      2,000,000  NYS DA (4201 Schools Program)                        5.250          07/01/15              --             1,950,360
      1,300,000  NYS DA (853 Schools Program)                         5.500          07/01/18        07/01/10  (b)        1,309,074
        700,000  NYS DA (Albany County Airport)                       5.250          04/01/11              --               695,394
         20,000  NYS DA (Albany Law School)                           7.900          07/01/01        07/01/00  (b)           20,070
         30,000  NYS DA (Bishop Henry B. Hucles Nursing Home)         5.625          07/01/18  (s)   07/01/08  (b)           30,253
         45,000  NYS DA (Brooklyn Law School)                         6.400          07/01/11  (s)   07/01/01  (b)           47,639
         35,000  NYS DA (City University)                             0.000          07/01/05        11/25/03  (c)           25,441

14   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$     1,500,000  NYS DA (City University)                             5.500 %        07/01/05              --        $    1,552,230
      2,020,000  NYS DA (City University)                             5.500          07/01/06              --             2,088,094
         75,000  NYS DA (City University)                             5.500          07/01/12  (s)   07/01/05  (b)           75,475
      1,050,000  NYS DA (City University)                             5.600          07/01/10  (s)   07/01/05  (b)        1,068,438
      1,900,000  NYS DA (City University)                             6.000          07/01/10        07/01/06  (b)        2,006,077
         70,000  NYS DA (City University)                             6.000          07/01/16  (s)   07/01/00  (b)           70,605
        260,000  NYS DA (City University)                             7.000          07/01/14  (s)   07/01/00  (b)          272,597
         70,000  NYS DA (Court Facility)                              5.375          05/15/16        05/28/15  (c)           68,701
      3,505,000  NYS DA (Court Facility)                              5.625          05/15/13  (s)   05/15/05  (b)        3,537,877
          5,000  NYS DA (Dept. of Health)                             5.500          07/01/14        07/01/06  (b)            5,010
         50,000  NYS DA (Dept. of Health)                             5.900          07/01/09        07/01/04  (b)           52,077
        635,000  NYS DA (Hebrew School)                               5.625          02/01/17        02/01/09  (b)          645,312
         10,000  NYS DA (Higher Education) (i)                        8.200          12/01/99              --                10,031
         70,000  NYS DA (Higher Education)                            8.500          06/01/03  (s)   12/01/99  (b)           70,283
      1,000,000  NYS DA (Ideal Senior Living Center)                  5.900          08/01/26        08/01/06  (b)        1,027,170
         90,000  NYS DA (Iroquois Nursing)                            7.000          02/01/15        02/01/01  (b)           95,799
         40,000  NYS DA (Jewish Geriatric)                            7.150          08/01/14        08/01/04  (b)           44,488
         50,000  NYS DA (Jewish Geriatric)                            7.350          08/01/29        08/01/04  (b)           56,054
         20,000  NYS DA (JGB Health Facilities)                       7.000          07/01/09  (s)   07/01/00  (b)           20,052
      3,960,000  NYS DA (KMH Homes)                                   6.950          08/01/31        08/01/01  (b)        4,181,998
         25,000  NYS DA (Manhattan College)                           6.500          07/01/19  (s)   07/01/02  (b)           26,591
        750,000  NYS DA (MEET)                                        5.375          07/01/12        07/01/07  (a)          783,270
      1,300,000  NYS DA (Mental Health)                               5.625          02/15/21  (s)   02/15/09  (b)        1,305,655


         70,000  NYS DA (Montefiore Hospital & Medical Center)        8.625          07/01/10  (s)   07/01/00  (b)           70,218
      6,000,000  NYS DA (Montefiore Medical Center)                   5.250          02/01/15              --             5,946,180
        140,000  NYS DA (Mount Sinai)                                 6.750          07/01/15  (s)   07/01/01  (b)          149,086
         70,000  NYS DA (New Hope Community)                          5.700          07/01/17  (s)   07/01/05  (b)           71,875
         50,000  NYS DA (Nursing Homes)                               5.500          07/01/10  (s)   07/01/07  (b)           50,922
        225,000  NYS DA (NY Medical College)                          6.875          07/01/03              --               245,486
      1,325,000  NYS DA (Nyack Hospital)                              6.250          07/01/13  (s)   03/31/08  (g)        1,401,558
         10,000  NYS DA (NYS Assoc. for Retarded Children) (i)        7.100          07/01/03        01/01/00  (b)           10,178
         90,000  NYS DA (Park Ridge Hsg.)                             7.850          02/01/29        08/01/99  (b)           92,022
      1,210,000  NYS DA (Pooled Capital Program)                      7.800          12/01/05  (s)   12/01/99  (b)        1,247,800
         60,000  NYS DA (St. Francis G&H)                             7.375          08/01/10        08/01/00  (b)           63,625
         20,000  NYS DA (St. Vincent's Hospital)                      5.750          08/01/15        08/01/06  (b)           20,578
         25,000  NYS DA (St. Vincent's Hospital)                      7.375          08/01/11        08/01/01  (b)           26,961
     20,480,000  NYS DA (State University)                            5.500          05/15/16        05/15/10  (b)       20,586,906
      1,150,000  NYS DA (State University)                            5.750          05/15/10        05/15/08  (b)        1,196,506
      3,600,000  NYS DA (State University)                            5.750          05/15/16  (s)   05/15/08  (b)        3,730,032
        660,000  NYS DA (State University)                            6.000          05/15/17        05/15/00  (b)          670,791
         95,000  NYS DA (State University)                            6.000          05/15/17  (s)   05/15/00  (b)           96,472
      8,730,000  NYS DA (State University)                            6.375          05/15/14        05/15/03  (a)        9,526,001
     12,600,000  NYS DA (State University)                            7.000          05/15/16  (s)   05/15/00  (b)       13,161,960
        160,000  NYS DA (State University)                            7.000          05/15/16  (s)   05/15/00  (b)          167,222
      1,735,000  NYS DA (State University)                            7.375          05/15/14  (s)   05/15/00  (b)        1,816,163
      3,280,000  NYS DA (Suffolk County Judicial Facilities)          9.000          10/15/01  (s)   10/15/99  (b)        3,522,720
        140,000  NYS DA (Suffolk County Judicial Facilities)          9.000          10/15/01  (s)   10/15/99  (b)          154,441
      1,500,000  NYS DA (Suffolk County Judicial Facilities)          9.250          04/15/06  (s)   10/15/99  (b)        1,665,600

15   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$       300,000  NYS DA (Suffolk County Judicial Facilities)          9.500 %        04/15/14  (s)   10/15/99  (b)   $      347,547
      1,000,000  NYS DA (Teresian House)                              5.250          07/01/17        11/02/13  (c)          958,980
      3,295,000  NYS DA (United Health Services)                      5.500          08/01/17        02/01/10  (b)        3,309,267
        145,000  NYS DA (University of Rochester) (i)                 6.500          07/01/09  (s)   07/01/00  (b)          146,783
         20,000  NYS DA (University of Rochester) (i)                 6.500          07/01/09  (s)   07/01/00  (b)           20,246
         60,000  NYS DA (Upstate Community Colleges)                  5.500          07/01/14        10/15/12  (c)           59,969
         55,000  NYS DA (Upstate Community Colleges)                  5.625          07/01/12  (s)   07/01/04  (b)           56,322
        280,000  NYS DA (Upstate Community Colleges)                  5.625          07/01/14  (s)   07/01/06  (b)          282,092
         35,000  NYS DA (Upstate Community Colleges)                  5.875          07/01/16  (s)   07/01/09  (b)           36,644
      1,250,000  NYS DA (Upstate Community Colleges)                  6.200          07/01/15  (s)   07/01/05  (b)        1,380,887
        855,000  NYS DA (Wesley Gardens)                              5.850          08/01/26        08/01/09  (b)          877,546
         20,000  NYS DA (WHELC)                                       5.800          02/01/28        08/01/05  (b)           20,342
        200,000  NYS EFC (Consolidated Water)                         7.150          11/01/14  (s)   11/01/04  (b)          214,642
        115,000  NYS EFC (Huntington Res Rec)                         7.375          10/01/99              --               115,401
         20,000  NYS EFC (New Rochelle Water)                         6.400          12/01/24        06/01/02  (b)           20,916
        500,000  NYS EFC (NYS Water Services)                         7.500          06/15/12  (s)   06/15/00  (b)          526,340
      2,835,000  NYS EFC (Occidental Petroleum)                       5.700          09/01/28        09/01/05  (b)        2,846,425
      1,300,000  NYS EFC (Occidental Petroleum)                       6.100          11/01/30        11/01/07  (b)        1,328,561
         25,000  NYS EFC (Spring Valley Water Co.)                    5.650          11/01/23        11/01/05  (b)           25,229
         50,000  NYS EFC (State Park Infrastructure)                  5.750          03/15/13  (s)   03/15/04  (b)           50,725
      7,000,000  NYS ERDA (Brooklyn Union Gas)                        6.750          02/01/24        05/06/02  (b)        7,497,770
     11,505,000  NYS ERDA (Brooklyn Union Gas)                        6.750          02/01/24        05/12/02  (b)       12,326,917
         15,000  NYS ERDA (Central Hudson G&E) (i)                    6.250          06/01/07  (s)   12/01/99  (b)           15,022


         10,000  NYS ERDA (Central Hudson G&E)                        7.375          10/01/14        10/01/99  (b)           10,382
        200,000  NYS ERDA (Con Ed)                                    6.375          12/01/27        12/01/01  (b)          209,238
      6,115,000  NYS ERDA (Con Ed)                                    6.750          01/15/27        01/15/01  (b)        6,371,035
     16,510,000  NYS ERDA (Con Ed)                                    6.750          01/15/27        01/15/01  (b)       17,201,274
      9,290,000  NYS ERDA (Con Ed)                                    6.750          01/15/27        01/15/01  (b)        9,693,093
      1,640,000  NYS ERDA (Con Ed)                                    7.250          11/01/24        11/01/99  (b)        1,660,648
        210,000  NYS ERDA (Con Ed)                                    7.250          11/01/24        11/01/99  (b)          212,663
      8,280,000  NYS ERDA (Con Ed)                                    7.500          07/01/25        07/01/00  (b)        8,385,984
     17,650,000  NYS ERDA (Con Ed)                                    7.500          01/01/26        01/01/00  (b)       18,121,608
      1,110,000  NYS ERDA (Con Ed)                                    7.500          01/01/26        01/01/00  (b)        1,139,948
        325,000  NYS ERDA (LILCO)                                     6.900          08/01/22        01/21/03  (b)          356,291
         65,000  NYS ERDA (LILCO)                                     6.900          08/01/22        02/01/02  (b)           71,258
        150,000  NYS ERDA (LILCO)                                     6.900          08/01/22        02/01/02  (b)          161,619
        170,000  NYS ERDA (LILCO)                                     7.150          09/01/19        06/15/02  (b)          180,812
        640,000  NYS ERDA (LILCO)                                     7.150          06/01/20        06/15/02  (b)          680,704
        145,000  NYS ERDA (LILCO)                                     7.150          12/01/20        06/15/02  (b)          154,222
         15,000  NYS ERDA (LILCO)                                     7.150          02/01/22        06/15/02  (b)           16,393
          5,000  NYS ERDA (LILCO)                                     7.150          02/01/22        06/15/02  (b)            5,318
        170,000  NYS ERDA (LILCO) (i)                                 7.500          12/01/06  (s)   12/01/99  (b)          170,427
        490,000  NYS ERDA (LILCO) (i)                                 7.800          12/01/09  (s)   12/01/99  (b)          498,771
        200,000  NYS ERDA (NYSEG)                                     5.700          12/01/28        12/01/05  (b)          201,430
      3,575,000  NYS ERDA (RG&E)                                      6.500          05/15/32        05/15/02  (b)        3,796,042
         15,000  NYS GO                                               6.000          11/15/07        11/15/02  (b)           15,973
         40,000  NYS GO                                               6.600          12/01/14        12/01/99  (b)           40,865
         80,000  NYS HFA (Children's Rescue)                          7.400          11/01/00              --                81,302

16   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$        65,000  NYS HFA (Children's Rescue)                          7.500 %        05/01/01              --        $       66,353
        140,000  NYS HFA (Children's Rescue)                          7.500          11/01/01              --               143,655
        114,000  NYS HFA (General Hsg.)                               6.500          11/01/03              --               116,515
         10,000  NYS HFA (General Hsg.)                               6.600          11/01/05        11/01/00  (b)           10,221
         30,000  NYS HFA (General Hsg.)                               6.600          11/01/06        11/01/00  (b)           30,664
      1,435,000  NYS HFA (Health Facility)                            6.000          05/01/07              --             1,521,731
      2,165,000  NYS HFA (Health Facility)                            6.000          05/01/08        05/01/06  (b)        2,293,320
      3,810,000  NYS HFA (Health Facility)                            7.900          11/01/99              --             3,830,574
      1,590,000  NYS HFA (HELP-Bronx Hsg.)                            8.050          11/01/05  (s)   11/01/99  (b)        1,633,248
         30,000  NYS HFA (HELP-Westchester Hsg.)                      7.550          11/01/02        05/01/00  (b)           30,488
          5,000  NYS HFA (Hospital & Nursing Home)                    5.500          11/01/05        11/01/99  (a)            5,235
          5,000  NYS HFA (Hospital & Nursing Home)                    5.500          11/01/12        11/01/99  (a)            5,174
         15,000  NYS HFA (Hospital & Nursing Home)                    5.875          11/01/10        11/01/01  (a)           16,077
         10,000  NYS HFA (Hospital & Nursing Home)                    5.875          11/01/11        11/01/01  (a)           10,688
          5,000  NYS HFA (Hospital & Nursing Home)                    5.900          11/01/03        11/01/99  (a)            5,278
         30,000  NYS HFA (Hospital & Nursing Home)                    5.900          11/01/05        11/01/99  (a)           31,976
          5,000  NYS HFA (Hospital & Nursing Home)                    5.900          11/01/10        11/01/99  (a)            5,370
         35,000  NYS HFA (Hospital & Nursing Home)                    6.000          11/01/14        11/01/99  (b)           37,414
         10,000  NYS HFA (Hospital & Nursing Home)                    6.375          11/01/01              --                10,532
         10,000  NYS HFA (Hospital & Nursing Home)                    6.875          11/01/99              --                10,118
         10,000  NYS HFA (Hospital & Nursing Home)                    6.875          11/01/04        11/01/99  (a)           11,072
          5,000  NYS HFA (Hospital & Nursing Home)                    6.875          11/01/05        11/01/99  (a)            5,608
        555,000  NYS HFA (Hospital & Nursing Home)                    6.875          11/01/07  (s)   11/01/99  (a)          610,500


          5,000  NYS HFA (Hospital & Nursing Home)                    6.875          11/01/09        11/01/99  (a)            5,771
          3,000  NYS HFA (Hospital & Nursing Home)                    6.875          11/01/10        11/01/99  (a)            3,479
        590,000  NYS HFA (Hospital & Nursing Home)                    7.000          11/01/17        11/01/99  (b)          680,093
         85,000  NYS HFA (Meadow Manor)                               7.750          11/01/19  (s)   11/01/99  (b)           85,344
        245,000  NYS HFA (Monroe County Health Facilities)            7.625          05/01/05  (s)   04/19/00  (g)          260,812
        475,000  NYS HFA (Multifamily Hsg.)                           0.000          11/01/08        11/01/06  (b)          294,638
        240,000  NYS HFA (Multifamily Hsg.)                           0.000          11/01/09        11/01/06  (b)          140,129
         10,000  NYS HFA (Multifamily Hsg.)                           0.000          11/01/10        11/01/06  (b)            5,442
        200,000  NYS HFA (Multifamily Hsg.)                           0.000          11/01/11        11/01/06  (b)          102,336
      1,730,000  NYS HFA (Multifamily Hsg.)                           0.000          11/01/12        11/01/06  (b)          830,417
        130,000  NYS HFA (Multifamily Hsg.)                           0.000          11/01/13        11/01/06  (b)           58,722
         25,000  NYS HFA (Multifamily Hsg.)                           6.000          08/15/03              --                25,756
      1,000,000  NYS HFA (Multifamily Hsg.)                           6.100          08/15/16  (s)   08/15/08  (b)        1,060,190
      2,015,000  NYS HFA (Multifamily Hsg.)                           6.100          08/15/28  (s)   08/15/06  (b)        2,136,283
         25,000  NYS HFA (Multifamily Hsg.)                           6.200          08/15/12  (s)   08/15/02  (b)           26,315
      2,890,000  NYS HFA (Multifamily Hsg.)                           6.250          08/15/14  (s)   08/15/04  (b)        3,088,630
        150,000  NYS HFA (Multifamily Hsg.)                           6.250          08/15/23  (s)   08/15/02  (b)          157,211
      1,000,000  NYS HFA (Multifamily Hsg.)                           6.450          08/15/14  (s)   08/15/02  (b)        1,051,400
      2,500,000  NYS HFA (Multifamily Hsg.)                           6.625          08/15/12        02/15/03  (b)        2,632,175
        350,000  NYS HFA (Multifamily Hsg.)                           6.850          11/01/19  (s)   11/01/04  (b)          377,983
        100,000  NYS HFA (Multifamily Hsg.)                           6.950          08/15/12  (s)   08/15/02  (b)          107,253
      1,875,000  NYS HFA (Multifamily Hsg.)                           6.950          08/15/24  (s)   07/10/02  (g)        1,964,831
         20,000  NYS HFA (Multifamily Hsg.)                           7.000          08/15/22        08/15/02  (b)           21,389
         40,000  NYS HFA (Multifamily Hsg.)                           7.300          11/01/04        11/01/99  (b)           40,958
        399,000  NYS HFA (Multifamily Hsg.)                           7.450          11/01/28  (s)   10/30/99  (g)          409,589

17   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$     2,060,000  NYS HFA (Multifamily Hsg.)                           7.750 %        11/01/20  (s)   10/24/00  (g)   $    2,164,380
        570,000  NYS HFA (Multifamily Hsg.)                           8.000          11/01/08  (s)   09/19/00  (g)          602,792
        400,000  NYS HFA (Multifamily Hsg.)                          10.000          11/15/99              --               402,028
          5,000  NYS HFA (Nonprofit Hsg.)                             6.000          11/01/12        11/01/00  (b)            5,108
         45,000  NYS HFA (Nonprofit Hsg.)                             6.100          11/01/99              --                45,381
          5,000  NYS HFA (Nonprofit Hsg.)                             6.200          11/01/06        11/01/99  (b)            5,110
         40,000  NYS HFA (Nonprofit Hsg.)                             6.200          11/01/08        11/01/99  (b)           40,873
         10,000  NYS HFA (Nonprofit Hsg.)                             6.200          11/01/09        11/01/99  (b)           10,221
         65,000  NYS HFA (Nonprofit Hsg.)                             6.200          11/01/11        11/01/99  (b)           66,424
         40,000  NYS HFA (Nonprofit Hsg.)                             6.400          11/01/00              --                40,880
         20,000  NYS HFA (Nonprofit Hsg.)                             6.400          11/01/02        11/01/00  (b)           20,440
         25,000  NYS HFA (Nonprofit Hsg.)                             6.400          11/01/04        11/01/00  (b)           25,544
        145,000  NYS HFA (Nonprofit Hsg.)                             6.400          11/01/05        11/01/00  (b)          148,154
          5,000  NYS HFA (Nonprofit Hsg.)                             6.400          11/01/06        11/01/00  (b)            5,108
         10,000  NYS HFA (Nonprofit Hsg.)                             6.400          11/01/08        11/01/00  (b)           10,216
         80,000  NYS HFA (Nonprofit Hsg.)                             6.400          11/01/09        11/01/01  (b)           81,730
          5,000  NYS HFA (Nonprofit Hsg.)                             6.400          11/01/11        11/01/00  (b)            5,108
         10,000  NYS HFA (Nonprofit Hsg.)                             6.400          11/01/13        11/01/99  (b)           10,216
         10,000  NYS HFA (Nonprofit Hsg.) (i)                         6.500          11/01/00              --                10,221
         20,000  NYS HFA (Nonprofit Hsg.) (i)                         6.500          11/01/01              --                20,442
         60,000  NYS HFA (Nonprofit Hsg.)                             6.500          11/01/02              --                61,287
          5,000  NYS HFA (Nonprofit Hsg.) (i)                         6.500          11/01/03              --                 5,111
         25,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/00        11/01/99  (b)           25,555


         35,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/01              --                35,760
         10,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/02        11/01/99  (b)           10,215
        225,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/03              --               229,993
         75,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/05        11/01/99  (b)           76,667
         50,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/05        11/01/00  (b)           51,112
         20,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/06        11/01/00  (b)           20,445
          5,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/07        11/01/99  (b)            5,111
         10,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/09        11/01/99  (b)           10,222
         15,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/09        11/01/99  (b)           15,333
         15,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/10        11/01/99  (b)           15,333
         15,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/11        11/01/03  (b)           15,333
          5,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/11        11/01/99  (b)            5,111
         25,000  NYS HFA (Nonprofit Hsg.)                             6.600          11/01/13        11/01/99  (b)           25,554
         10,000  NYS HFA (Nonprofit Hsg.) (i)                         6.750          11/01/00        11/01/99  (b)           10,223
         20,000  NYS HFA (Nonprofit Hsg.) (i)                         6.750          11/01/01        11/01/99  (b)           20,445
        100,000  NYS HFA (Nonprofit Hsg.)                             6.750          11/01/04        11/01/99  (b)          104,500
          5,000  NYS HFA (Nonprofit Hsg.) (i)                         6.750          11/01/05        11/01/99  (b)            5,111
          5,000  NYS HFA (Nonprofit Hsg.)                             6.750          11/01/08        11/01/99  (b)            5,112
         15,000  NYS HFA (Nonprofit Hsg.)                             6.750          11/01/09        11/01/99  (b)           15,335
          5,000  NYS HFA (Nonprofit Hsg.)                             6.750          11/01/10        11/01/03  (b)            5,112
      1,420,000  NYS HFA (Nonprofit Hsg.)                             6.750          11/01/11        11/01/99  (b)        1,462,728
         61,000  NYS HFA (Nonprofit Hsg.)                             6.875          11/01/10        11/01/99  (b)           61,792
        195,000  NYS HFA (Phillips Village)                           6.700          02/15/02              --               201,299
        250,000  NYS HFA (Phillips Village)                           6.700          08/15/02              --               259,495
        175,000  NYS HFA (Phillips Village)                           6.900          02/15/04              --               182,933

18   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$        85,000  NYS HFA (Phillips Village)                           6.900 %        08/15/04              --        $       89,213
        150,000  NYS HFA (Service Contract)                           5.500          09/15/22        03/29/19  (c)          148,917
        105,000  NYS HFA (Service Contract)                           5.625          09/15/13  (s)   09/15/05  (b)          105,974
        175,000  NYS HFA (Service Contract)                           5.875          03/15/11  (s)   09/15/05  (b)          183,024
     11,000,000  NYS HFA (Service Contract)                           5.875          09/15/14        09/15/05  (b)       11,415,250
        405,000  NYS HFA (Simeon Dewitt)                              8.000          11/01/18  (s)   11/01/99  (b)          408,082
         25,000  NYS HFA, Series A                                    6.100          11/01/15  (s)   05/01/08  (b)           26,814
          5,000  NYS LGAC                                             5.375          04/01/14  (s)   04/01/06  (b)            5,008
      5,500,000  NYS LGAC                                             5.375          04/01/14  (s)   08/15/06  (b)        5,511,825
      9,900,000  NYS LGAC                                             5.500          04/01/21  (s)   04/01/05  (b)        9,892,872
         50,000  NYS LGAC                                             6.000          04/01/18  (s)   04/01/02  (a)           53,144
        710,000  NYS LGSC (SCSB)                                      6.375          12/15/09        07/18/05  (c)          730,391
          5,000  NYS Medcare (AOFMH)                                  6.500          11/01/19        11/01/01  (b)            5,371
        855,000  NYS Medcare (Beth Israel Medical Center)             7.125          11/01/06  (s)   11/01/99  (b)          878,684
        365,000  NYS Medcare (Beth Israel Medical Center)             7.200          11/01/14  (s)   11/01/99  (b)          365,978
        185,000  NYS Medcare (Beth Israel Medical Center)             7.400          11/01/04        11/01/99  (b)          189,262
        260,000  NYS Medcare (Brookdale Hospital Medical Center)      6.600          02/15/03              --               279,227
        615,000  NYS Medcare (Brookdale Hospital Medical Center)      6.600          08/15/03              --               666,094
         20,000  NYS Medcare (Buffalo General Hospital)               6.000          08/15/14        08/15/06  (b)           20,790
         35,000  NYS Medcare (Buffalo General Hospital)               6.125          08/15/24        08/15/05  (b)           36,682
         10,000  NYS Medcare (Central Suffolk Hospital)               5.875          11/01/05        12/12/03  (c)           10,020
        365,000  NYS Medcare (Downtown Hospital)                      6.550          02/15/06        02/15/05  (a)          405,840
        945,000  NYS Medcare (Downtown Hospital)                      6.550          08/15/06        02/15/05  (a)        1,050,736


         20,000  NYS Medcare (Hospital & Nursing Home)                5.650          08/15/02              --                20,478
        100,000  NYS Medcare (Hospital & Nursing Home)                5.650          08/15/13        08/15/05  (b)          102,565
        575,000  NYS Medcare (Hospital & Nursing Home)                5.750          02/15/05              --               584,890
      4,500,000  NYS Medcare (Hospital & Nursing Home)                5.750          08/15/19  (s)   08/15/04  (b)        4,578,435
        385,000  NYS Medcare (Hospital & Nursing Home)                5.950          08/15/09        08/15/02  (b)          400,908
         10,000  NYS Medcare (Hospital & Nursing Home)                6.100          08/15/13  (s)   08/15/02  (b)           10,728
        745,000  NYS Medcare (Hospital & Nursing Home)                6.125          02/15/14  (s)   02/15/04  (b)          801,128
      2,935,000  NYS Medcare (Hospital & Nursing Home)                6.125          02/15/14  (s)   02/15/06  (b)        3,066,077
         25,000  NYS Medcare (Hospital & Nursing Home)                6.125          02/15/15  (s)   02/15/06  (b)           26,479
         25,000  NYS Medcare (Hospital & Nursing Home)                6.150          02/15/02        08/15/99  (b)           26,205
         25,000  NYS Medcare (Hospital & Nursing Home)                6.200          08/15/22        08/15/02  (b)           26,192
        100,000  NYS Medcare (Hospital & Nursing Home)                6.250          02/15/15        08/15/05  (b)          107,310
      2,530,000  NYS Medcare (Hospital & Nursing Home)                6.400          08/15/14        08/15/04  (b)        2,707,910
         75,000  NYS Medcare (Hospital & Nursing Home)                6.400          11/01/14  (s)   05/01/02  (b)           79,757
      3,210,000  NYS Medcare (Hospital & Nursing Home)                6.500          08/15/12  (s)   08/15/02  (a)        3,470,941
        570,000  NYS Medcare (Hospital & Nursing Home)                6.500          08/15/12  (s)   08/15/02  (b)          608,030
         25,000  NYS Medcare (Hospital & Nursing Home)                6.550          08/15/12        08/15/02  (b)           26,742
      2,615,000  NYS Medcare (Hospital & Nursing Home)                6.875          02/15/32        02/15/02  (b)        2,791,643
        115,000  NYS Medcare (Hospital & Nursing Home) (i)            7.100          11/01/00              --               117,598
         25,000  NYS Medcare (Hospital & Nursing Home)                7.200          11/01/00        11/01/99  (b)           25,572
        685,000  NYS Medcare (Hospital & Nursing Home)                7.200          11/01/01        11/01/99  (b)          700,529
         85,000  NYS Medcare (Hospital & Nursing Home)                7.250          11/01/02        11/01/99  (b)           86,930
        395,000  NYS Medcare (Hospital & Nursing Home)                7.250          11/01/03        11/01/99  (b)          403,970
        105,000  NYS Medcare (Hospital & Nursing Home)                7.300          08/15/11        08/15/01  (b)          111,116
        250,000  NYS Medcare (Hospital & Nursing Home)                7.350          02/15/29        08/15/99  (b)          256,023

19   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$        95,000  NYS Medcare (Hospital & Nursing Home)                7.350 %        02/15/29        08/15/99  (b)   $       97,301
         55,000  NYS Medcare (Hospital & Nursing Home)                7.350          02/15/29  (s)   08/15/99  (b)           56,362
        730,000  NYS Medcare (Hospital & Nursing Home)                7.400          11/01/16  (s)   11/01/99  (b)          746,819
      8,085,000  NYS Medcare (Hospital & Nursing Home)                7.450          08/15/31        08/15/01  (b)        8,628,797
      3,750,000  NYS Medcare (Hospital & Nursing Home)                8.000          02/15/27        08/15/99  (b)        3,766,425
         40,000  NYS Medcare (Hospital & Nursing Home)                8.000          02/15/28        02/15/00  (b)           40,936
        305,000  NYS Medcare (Hospital & Nursing Home) (i)            8.625          02/15/06        08/15/99  (b)          306,144
        825,000  NYS Medcare (Hospital & Nursing Home) (i)            9.000          02/15/26        08/15/99  (b)          851,483
        605,000  NYS Medcare (Hospital & Nursing Home)                9.375          11/01/16  (s)   11/01/99  (b)          631,983
      2,435,000  NYS Medcare (Hospital & Nursing Home) (i)           10.000          11/01/06  (s)   11/01/99  (b)        2,597,415
          5,000  NYS Medcare (Hospital Insured Mortgage)              7.100          02/15/00              --                 5,111
      1,915,000  NYS Medcare (Huntington Hospital)                    6.500          11/01/14  (s)   11/01/04  (b)        2,037,426
        235,000  NYS Medcare (Long Term Health Care)                  7.300          11/01/05  (s)   11/01/99  (b)          242,572
         15,000  NYS Medcare (Mental Health)                          0.000          08/15/01              --                13,456
          5,000  NYS Medcare (Mental Health)                          0.000          08/15/01              --                 4,519
          5,000  NYS Medcare (Mental Health)                          0.000          02/15/03        08/15/99  (b)            4,031
          5,000  NYS Medcare (Mental Health)                          0.000          08/15/03        08/15/99  (b)            3,886
         75,000  NYS Medcare (Mental Health)                          5.550          08/15/01        08/15/99  (b)           75,074
         10,000  NYS Medcare (Mental Health)                          5.700          02/15/03        08/15/99  (b)           10,009
         50,000  NYS Medcare (Mental Health)                          6.000          02/15/11  (s)   08/15/99  (b)           50,156
         35,000  NYS Medcare (Mental Health)                          6.000          02/15/11  (s)   08/15/99  (b)           35,060
          5,000  NYS Medcare (Mental Health)                          6.100          08/15/13  (s)   08/15/02  (b)            5,312
        120,000  NYS Medcare (Mental Health)                          6.375          08/15/14  (s)   08/15/04  (a)          132,478


          5,000  NYS Medcare (Mental Health)                          6.375          08/15/14  (s)   08/15/04  (a)            5,388
         70,000  NYS Medcare (Mental Health)                          6.375          08/15/14  (s)   08/15/04  (b)           75,100
      4,005,000  NYS Medcare (Mental Health)                          6.375          08/15/14  (s)   08/15/04  (b)        4,421,440
         85,000  NYS Medcare (Mental Health)                          6.500          08/15/24  (s)   08/15/04  (a)           94,320
          5,000  NYS Medcare (Mental Health)                          6.500          08/15/24  (s)   08/15/04  (a)            5,469
         85,000  NYS Medcare (Mental Health)                          6.850          08/15/00              --                87,948
         45,000  NYS Medcare (Mental Health)                          7.000          02/15/01              --                46,891
          5,000  NYS Medcare (Mental Health)                          7.100          02/15/02        08/15/99  (b)            5,122
         10,000  NYS Medcare (Mental Health)                          7.100          02/15/02        08/15/99  (b)           10,238
         50,000  NYS Medcare (Mental Health)                          7.200          08/15/00              --                51,909
         10,000  NYS Medcare (Mental Health)                          7.200          02/15/04        08/15/99  (b)           10,240
          5,000  NYS Medcare (Mental Health)                          7.300          08/15/10  (s)   08/15/99  (b)            5,120
         50,000  NYS Medcare (Mental Health)                          7.300          02/15/21  (s)   08/15/01  (b)           53,647
        985,000  NYS Medcare (Mental Health)                          7.375          02/15/14  (s)   08/15/99  (g)        1,008,581
         45,000  NYS Medcare (Mental Health)                          7.400          08/15/00              --                46,815
         10,000  NYS Medcare (Mental Health)                          7.400          02/15/02        02/15/00  (b)           10,438
         15,000  NYS Medcare (Mental Health)                          7.400          02/15/02        02/15/00  (b)           15,554
          5,000  NYS Medcare (Mental Health)                          7.400          02/15/03        08/15/01  (b)            5,385
         10,000  NYS Medcare (Mental Health)                          7.500          08/15/07  (s)   02/15/01  (b)           10,656
        125,000  NYS Medcare (Mental Health) (i)                      7.500          02/15/10        08/15/99  (b)          127,880
        145,000  NYS Medcare (Mental Health)                          7.625          02/15/07        08/15/01  (b)          156,804
         10,000  NYS Medcare (Mental Health)                          7.625          08/15/07        08/15/01  (b)           10,814
        100,000  NYS Medcare (Mental Health)                          7.625          02/15/08  (s)   08/15/99  (b)          101,301
      1,320,000  NYS Medcare (Mental Health)                          7.700          02/15/18  (s)   08/15/99  (b)        1,336,988
         25,000  NYS Medcare (Mental Health)                          7.750          08/15/10  (s)   02/15/00  (b)           26,091

20   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$       190,000  NYS Medcare (Mental Health)                          7.800 %        02/15/19  (s)   08/15/99  (b)   $      194,389
        155,000  NYS Medcare (Mental Health)                          7.875          08/15/15  (s)   08/15/99  (b)          158,550
        250,000  NYS Medcare (Mental Health)                          7.875          08/15/15  (s)   08/15/99  (b)          255,803
      6,045,000  NYS Medcare (Mental Health)                          7.875          08/15/20  (s)   08/15/00  (b)        6,400,748
         35,000  NYS Medcare (Mental Health)                          8.250          08/15/99              --                35,204
      2,530,000  NYS Medcare (Mental Health)                          8.875          08/15/07  (s)   08/15/99  (b)        2,545,458
         85,000  NYS Medcare (Montefiore Medical Center)              5.700          02/15/12        02/15/07  (b)           88,232
         30,000  NYS Medcare (North Shore University Hospital)        7.125          11/01/08  (s)   11/01/00  (a)           31,908
         20,000  NYS Medcare (North Shore University Hospital)        7.125          11/01/08  (s)   11/01/00  (b)           21,208
      3,000,000  NYS Medcare (NY & Presbyterian Hospital)             5.375          02/15/25        04/22/14  (c)        2,962,800
        100,000  NYS Medcare (Our Lady of Mercy Medical Center)       6.250          08/15/15  (s)   02/15/05  (b)          107,469
        250,000  NYS Medcare (Our Lady of Victory Hospital)           7.000          11/01/04  (s)   11/01/99  (b)          257,808
        165,000  NYS Medcare (Saranac Lake General Hospital)          7.875          11/01/10  (s)   10/01/00  (g)          176,202
        165,000  NYS Medcare (St. Francis Hospital)                   7.600          11/01/08  (s)   11/01/99  (b)          168,830
        545,000  NYS Medcare (St. Francis Hospital)                   7.625          11/01/21  (s)   11/01/99  (b)          557,579
         85,000  NYS Medcare (St. Luke's Hospital)                    5.600          08/15/13  (s)   12/12/04  (g)           87,166
        500,000  NYS Medcare (St. Luke's Hospital)                    5.625          08/15/18        08/15/05  (b)          509,025
         70,000  NYS Medcare (St. Luke's Hospital)                    5.625          08/15/18  (s)   12/12/04  (g)           70,499
        110,000  NYS Medcare (St. Luke's Hospital)                    7.375          02/15/19  (s)   02/15/00  (b)          113,687
        440,000  NYS Medcare (St. Luke's Hospital)                    7.400          02/15/09        02/15/00  (b)          458,652
        355,000  NYS Medcare (St. Luke's Hospital)                    7.500          11/01/11  (s)   11/01/99  (b)          366,378
        530,000  NYS Thruway Authority                                0.000          01/01/01              --               496,955
        250,000  NYS Thruway Authority                                0.000          01/01/05              --               191,845


        385,000  NYS Thruway Authority                                0.000          01/01/06              --               279,780
         50,000  NYS Thruway Authority                                5.500          04/01/15  (s)   04/01/07  (b)           50,672
         45,000  NYS Thruway Authority                                5.750          04/01/16  (s)   04/01/08  (b)           46,543
        500,000  NYS Thruway Authority                                6.000          04/01/11        04/01/07  (b)          535,985
      3,000,000  NYS Thruway Authority                                6.000          04/01/12        04/01/07  (b)        3,208,740
         10,000  NYS UDC (Correctional Facilities)                    0.000          01/01/00              --                 9,822
         25,000  NYS UDC (Correctional Facilities)                    0.000          01/01/03              --                21,362
         30,000  NYS UDC (Correctional Facilities)                    0.000          01/01/07              --                20,651
      1,375,000  NYS UDC (Correctional Facilities)                    5.250          01/01/13        07/26/11  (c)        1,352,175
      5,450,000  NYS UDC (Correctional Facilities)                    5.500          01/01/15  (s)   01/01/05  (b)        5,453,815
     20,105,000  NYS UDC (Correctional Facilities)                    5.500          01/01/15  (s)   01/01/05  (b)       20,119,074
     10,000,000  NYS UDC (Correctional Facilities)                    5.500          01/01/16        01/01/06  (b)       10,051,500
      1,025,000  NYS UDC (Correctional Facilities)                    5.700          01/01/16  (s)   01/01/09  (b)        1,048,001
         70,000  NYS UDC (Correctional Facilities)                    5.700          01/01/27        01/01/09  (b)           70,536
         90,000  NYS UDC (Correctional Facilities)                    5.750          01/01/13  (s)   01/01/05  (b)           93,103
         85,000  NYS UDC (Correctional Facilities)                    5.750          01/01/13  (s)   01/01/05  (b)           86,541
         35,000  NYS UDC (South Mall)                                 0.000          01/01/03              --                29,805
         50,000  NYS UDC (South Mall)                                 0.000          01/01/05        06/24/04  (c)           37,892
        130,000  NYS UDC (South Mall)                                 0.000          01/01/05              --                97,327
        595,000  NYS UDC (South Mall)                                 0.000          01/01/11        04/08/08  (c)          296,060
        495,000  NYS UDC (South Mall)                                 0.000          01/01/11        04/08/08  (c)          253,787
     10,000,000  NYS UDC (Sub Lien)                                   5.500          07/01/16  (s)   07/01/08  (b)       10,067,000
         90,000  Oneida Healthcare Corp.                              7.100          08/01/11        08/01/01  (b)           95,226
      1,150,000  Oneida-Herkimer SWMA                                 6.600          04/01/04              --             1,228,879
      3,045,000  Oneida-Herkimer SWMA                                 6.750          04/01/14  (s)   04/01/03  (a)        3,338,721

21   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$       155,000  Oneida-Herkimer SWMA                                 6.750 %        04/01/14  (s)   04/01/03  (b)   $      163,838
         70,000  Onondaga County IDA (Coltec)                         7.250          06/01/08  (s)   12/01/99  (b)           71,715
        510,000  Onondaga County IDA (LeMoyne College)                5.500          03/01/14        04/08/12  (c)          501,896
        110,000  Onondaga County IDA (Sysco Foods)                    7.750          04/01/03        04/01/00  (b)          111,207
      5,000,000  Onondaga County Res Rec                              6.625          05/01/00              --             5,052,400
      8,405,000  Onondaga County Res Rec                              6.875          05/01/06  (s)   03/11/02  (g)        8,787,680
      7,785,000  Onondaga County Res Rec                              7.000          05/01/15  (s)   05/01/02  (b)        8,214,810
        130,000  Orange County IDA (Glen Arden)                       5.400          01/01/08              --               127,821
      1,280,000  Orange County IDA (Kingston Manufacturing) (i)       7.250          11/01/03        10/28/01  (c)        1,300,800
         40,000  Orange County IDA (Mental Health)                    6.000          05/01/08              --                42,139
         10,000  Orange County IDA (Mental Health)                    6.125          05/01/16  (s)   05/01/06  (b)           10,725
        575,000  Oswego County IDA (SLRHF)                            5.150          02/01/13        03/22/09  (c)          564,782
      1,805,000  Oswego County Res Rec                                6.500          06/01/04        05/23/03  (c)        1,889,763
      1,750,000  Otsego County IDA (AOFMH)                            5.350          10/01/17        08/23/14  (c)        1,731,170
         50,000  Philadelphia, NY GO                                  7.500          12/15/09              --                59,925
         15,000  Port Authority NY/NJ                                 5.000          02/01/03  (s)   08/01/99  (b)           15,007
         75,000  Port Authority NY/NJ (Delta Airlines)                6.950          06/01/08        06/01/02  (b)           80,074
      1,000,000  Port Authority NY/NJ (KIAC)                          6.750          10/01/11        10/01/06  (b)        1,092,790
        275,000  Port Authority NY/NJ (KIAC)                          6.750          10/01/19  (s)   10/01/06  (b)          299,998
     11,000,000  Port Authority NY/NJ (KIAC)                          7.000          10/01/07        05/02/05  (c)       11,991,650
         15,000  Port Authority NY/NJ, 100th Series                   5.750          12/15/15        06/15/05  (b)           15,610
      2,720,000  Port Authority NY/NJ, 52nd Series                    9.000          11/01/14  (s)   11/01/99  (b)        2,766,784
        230,000  Port Authority NY/NJ, 67th Series                    6.875          01/01/25        01/01/00  (b)          235,844


        500,000  Port Authority NY/NJ, 67th Series                    6.900          07/01/08        01/01/00  (b)          513,550
        100,000  Port Authority NY/NJ, 67th Series                    6.875          01/01/25  (s)   01/01/00  (b)          102,567
         25,000  Port Authority NY/NJ, 68th Series                    7.250          08/15/09        02/15/00  (b)           25,778
         15,000  Port Authority NY/NJ, 68th Series                    7.250          08/15/11        02/15/00  (b)           15,472
        505,000  Port Authority NY/NJ, 68th Series                    7.250          02/15/25        02/15/00  (b)          517,564
         85,000  Port Authority NY/NJ, 68th Series                    7.250          02/15/25  (s)   02/15/00  (b)           87,464
      6,100,000  Port Authority NY/NJ, 69th Series                    7.125          06/01/25  (s)   06/01/00  (b)        6,338,327
        605,000  Port Authority NY/NJ, 70th Series                    7.250          08/01/25  (s)   08/01/00  (b)          626,574
         20,000  Port Authority NY/NJ, 70th Series                    7.250          08/01/25  (s)   08/01/00  (b)           20,825
         50,000  Port Authority NY/NJ, 71st Series                    6.500          01/15/26  (s)   01/15/01  (b)           52,283
         50,000  Port Authority NY/NJ, 73rd Series                    6.750          04/15/26  (s)   04/15/01  (b)           52,158
        100,000  Port Authority NY/NJ, 73rd Series                    6.750          04/15/26  (s)   04/15/01  (b)          104,806
         30,000  Port Authority NY/NJ, 83rd Series                    6.375          10/15/17  (s)   10/15/02  (b)           31,993
         10,000  Port Authority NY/NJ, 95th Series                    6.000          07/15/15        07/15/04  (b)           10,493
         10,000  Port Authority NY/NJ, 97th Series                    6.500          07/15/19        01/15/05  (b)           10,766
      1,200,000  Port Jervis IDA (Franciscan Health Partnership)      5.500          11/01/16        08/12/13  (c)        1,148,232
      1,275,000  Putnam County IDA (Brewster Plastics)                7.375          12/01/08        12/27/04  (c)        1,336,901
        120,000  Rensselaer Hsg. Authority (Renwyck)                  7.650          01/01/11  (s)   09/23/02  (g)          130,009
      1,440,000  Rensselaer Municipal Leasing Corp.                   6.250          06/01/04        12/28/02  (c)        1,503,922
         60,000  Rensselaer Municipal Leasing Corp.                   6.900          06/01/24        06/01/04  (b)           64,898
         15,000  Riverhead HDC (i)                                    8.250          08/01/10  (s)   08/01/99  (b)           15,649
      2,740,000  Rochester Hsg. Authority (Crossroads Apartments)     7.300          07/01/05        12/16/02  (c)        2,950,158
        745,000  Rochester Hsg. Authority (Stonewood Village)         5.900          09/01/09        03/17/05  (c)          763,282
        490,000  Rockland County IDA (Dominican College)              7.000          03/01/03        10/04/01  (c)          515,333
        335,000  Rockland Gardens Hsg. Corp. (i)                     10.500          05/01/11        11/01/99  (b)          353,760

22   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$        50,000  Rome GO                                              6.900 %        12/15/07        12/15/03  (b)   $       54,365
        225,000  Roxbury CSD GO                                       6.400          06/15/10        06/15/05  (b)          240,293
        235,000  Roxbury CSD GO                                       6.400          06/15/11        06/15/05  (b)          250,973
        130,000  Saratoga County IDA (ARC)                            7.250          03/01/01        08/30/00  (c)          131,777
        360,000  Saratoga County IDA (City Center)                   10.000          10/01/08  (s)   10/01/99  (b)          364,529
      1,945,000  Saratoga County IDA (Saratoga Sheraton)              6.750          12/31/07        08/14/03  (c)        2,034,100
         50,000  Schodack IDA (Hamilton Printing)                     7.600          07/01/00              --                50,215
         60,000  Schodack IDA (Hamilton Printing) (i)                 7.625          07/01/01              --                63,024
        120,000  Schuyler County IDA (Cargill)                        7.900          04/01/07              --               122,747
        200,000  SONYMA, Series 10-A                                  8.000          10/01/08  (s)   04/01/00  (b)          202,312
         60,000  SONYMA, Series 10-B                                  6.500          10/01/02  (s)   10/01/99  (b)           60,089
         15,000  SONYMA, Series 11                                    6.875          04/01/16  (s)   10/01/99  (b)           15,041
         60,000  SONYMA, Series 12                                    0.000          10/01/99              --                59,153
        100,000  SONYMA, Series 12                                    0.000          10/01/00        10/01/99  (b)           91,479
         30,000  SONYMA, Series 12                                    0.000          10/01/01        10/01/99  (b)           25,416
         40,000  SONYMA, Series 12                                    0.000          04/01/03        10/01/99  (b)           30,147
        540,000  SONYMA, Series 12                                    7.300          10/01/12  (s)   10/01/99  (b)          541,550
        135,000  SONYMA, Series 2                                     0.000          10/01/14  (s)   04/01/00  (b)           31,131
         30,000  SONYMA, Series 2                                     0.000          10/01/14  (s)   04/01/01  (b)            7,049
         30,000  SONYMA, Series 27                                    5.650          04/01/15  (s)   10/01/05  (b)           30,470
        100,000  SONYMA, Series 27                                    6.900          04/01/15  (s)   04/01/02  (b)          108,044
        100,000  SONYMA, Series 29-A                                  5.250          04/01/15        01/28/12  (c)           99,567
         25,000  SONYMA, Series 29-B                                  6.450          04/01/15  (s)   03/01/03  (b)           26,470


        470,000  SONYMA, Series 30-B                                  6.000          04/01/19  (s)   03/01/05  (b)          477,863
        165,000  SONYMA, Series 30-C                                  5.850          10/01/25  (s)   10/01/05  (b)          168,442
         10,000  SONYMA, Series 34                                    5.550          09/30/25        04/10/25  (c)            9,972
         55,000  SONYMA, Series 36-A                                  5.700          04/01/23  (s)   04/01/06  (b)           56,469
        265,000  SONYMA, Series 36-A                                  6.125          10/01/20  (s)   06/06/06  (b)          271,638
        100,000  SONYMA, Series 39                                    5.750          10/01/10  (s)   04/01/06  (b)          102,917
         55,000  SONYMA, Series 39                                    6.000          10/01/17  (s)   04/01/06  (b)           57,157
      1,550,000  SONYMA, Series 40-A                                  6.350          04/01/21  (s)   06/01/06  (b)        1,607,118
        175,000  SONYMA, Series 40-A                                  6.700          04/01/25  (s)   06/01/04  (b)          186,926
        140,000  SONYMA, Series 40-B                                  5.800          10/01/23        08/01/06  (b)          142,841
         30,000  SONYMA, Series 41-A                                  6.450          10/01/14  (s)   06/01/04  (b)           32,291
         50,000  SONYMA, Series 41-B                                  6.250          10/01/14  (s)   08/01/04  (b)           53,203
         20,000  SONYMA, Series 42                                    6.000          10/01/23  (s)   09/01/06  (b)           20,494
         80,000  SONYMA, Series 42                                    6.400          10/01/20  (s)   09/01/04  (b)           82,595
         50,000  SONYMA, Series 43                                    6.100          04/01/09        09/01/06  (b)           51,547
         25,000  SONYMA, Series 43                                    6.100          10/01/09        09/01/06  (b)           25,774
        690,000  SONYMA, Series 43                                    6.450          10/01/17  (s)   09/01/04  (b)          740,480
        125,000  SONYMA, Series 44                                    6.900          04/01/06        11/01/04  (b)          132,628
         50,000  SONYMA, Series 44                                    7.000          10/01/07        11/01/04  (b)           52,912
        125,000  SONYMA, Series 46                                    6.500          04/01/13  (s)   03/28/05  (b)          133,990
         65,000  SONYMA, Series 47                                    6.375          10/01/17  (s)   03/28/07  (b)           69,679
         50,000  SONYMA, Series 48                                    6.000          04/01/13        06/29/07  (b)           52,424
         20,000  SONYMA, Series 48                                    6.000          04/01/13  (s)   06/29/05  (b)           21,143
      1,770,000  SONYMA, Series 48                                    6.050          04/01/17  (s)   06/29/07  (b)        1,849,756
         25,000  SONYMA, Series 48                                    6.100          04/01/25  (s)   06/29/05  (b)           26,357

23   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$       510,000  SONYMA, Series 50                                    6.250 %        04/01/10        09/13/07  (b)   $      535,959
         45,000  SONYMA, Series 51                                    6.400          10/01/17  (s)   09/13/05  (b)           48,038
         50,000  SONYMA, Series 53                                    5.750          10/01/11  (s)   01/04/08  (b)           52,221
        290,000  SONYMA, Series 54                                    6.100          10/01/15  (s)   03/05/08  (g)          305,016
        120,000  SONYMA, Series 56                                    5.875          10/01/19  (s)   07/01/08  (b)          123,505
        100,000  SONYMA, Series 56                                    6.500          10/01/26  (s)   07/01/06  (b)          106,660
        100,000  SONYMA, Series 6                                     9.375          04/01/10        10/01/99  (b)          102,033
     12,825,000  SONYMA, Series 60                                    6.050          04/01/26        01/01/07  (b)       13,389,813
      1,000,000  SONYMA, Series 61                                    5.800          10/01/17        01/01/09  (b)        1,033,180
        200,000  SONYMA, Series 63                                    6.000          04/01/17  (s)   04/01/09  (b)          208,986
         75,000  SONYMA, Series 66                                    5.600          10/01/17  (s)   07/01/09  (b)           76,032
      1,000,000  SONYMA, Series 67                                    5.600          10/01/14  (s)   09/01/09  (b)        1,019,330
        540,000  SONYMA, Series 67                                    5.700          10/01/17  (s)   09/01/09  (b)          548,278
      4,000,000  SONYMA, Series 67                                    5.800          10/01/28  (s)   09/01/09  (b)        4,187,360
         90,000  SONYMA, Series 7 (i)                                 9.250          10/01/14  (s)   04/01/00  (b)           90,599
         45,000  SONYMA, Series 8-A                                   0.000          10/01/99              --                44,318
        250,000  SONYMA, Series 8-A                                   0.000          04/01/00        10/01/99  (b)          238,058
         30,000  SONYMA, Series 8-A                                   0.000          10/01/00        10/01/99  (b)           27,628
         85,000  SONYMA, Series 8-A                                   0.000          04/01/01        10/01/99  (b)           75,576
         70,000  SONYMA, Series 8-A                                   0.000          10/01/01        10/01/99  (b)           60,164
         85,000  SONYMA, Series 8-A                                   0.000          04/01/02        10/01/99  (b)           70,613
         70,000  SONYMA, Series 8-A                                   0.000          10/01/02        10/01/99  (b)           56,213
        395,000  SONYMA, Series 8-A (i)                               6.875          04/01/17  (s)   10/01/99  (b)          399,839


         90,000  SONYMA, Series 8-A                                   6.875          04/01/17  (s)   10/01/00  (b)           90,177
        120,000  SONYMA, Series 8-A                                   6.875          04/01/17  (s)   10/01/00  (b)          120,258
        150,000  SONYMA, Series 8-E (i)                               8.100          10/01/17  (s)   04/01/00  (b)          150,375
         10,000  SONYMA, Series EE-2                                  7.050          10/01/00        04/05/00  (c)           10,226
         85,000  SONYMA, Series EE-2                                  7.450          10/01/10  (s)   09/14/99  (g)           87,004
      1,100,000  SONYMA, Series EE-2                                  7.500          04/01/16  (s)   09/14/99  (b)        1,126,048
         95,000  SONYMA, Series EE-3                                  7.125          10/01/00        04/05/00  (c)           96,695
         50,000  SONYMA, Series EE-3                                  7.650          04/01/16  (s)   10/01/00  (b)           51,799
         50,000  SONYMA, Series EE-3                                  7.750          04/01/16  (s)   04/01/00  (b)           51,820
         75,000  SONYMA, Series EE-4                                  7.050          10/01/00        04/06/00  (c)           76,199
        100,000  SONYMA, Series EE-4                                  7.750          10/01/10  (s)   09/20/00  (g)          103,976
        115,000  SONYMA, Series EE-4                                  7.800          10/01/13  (s)   10/01/00  (b)          119,640
         70,000  SONYMA, Series HH-2                                  7.700          10/01/09  (s)   09/14/99  (g)           71,573
      5,165,000  SONYMA, Series HH-2                                  7.750          04/01/22        09/14/99  (b)        5,282,762
         45,000  SONYMA, Series HH-2                                  7.850          04/01/22  (s)   09/14/99  (b)           46,103
        325,000  SONYMA, Series II                                    0.000          04/01/05        04/01/00  (b)          214,945
         45,000  SONYMA, Series II                                    0.000          10/01/05        04/01/00  (b)           28,631
         35,000  SONYMA, Series II                                    0.000          04/01/06        04/01/02  (b)           21,421
         40,000  SONYMA, Series II                                    0.000          10/01/06        04/01/00  (b)           23,550
         90,000  SONYMA, Series II                                    0.000          04/01/07        04/01/00  (b)           50,783
        120,000  SONYMA, Series II                                    0.000          10/01/07        04/01/00  (b)           65,123
        200,000  SONYMA, Series II                                    0.000          04/01/08        10/01/99  (b)          104,380
        780,000  SONYMA, Series II                                    0.000          10/01/08        04/01/00  (b)          391,521
         55,000  SONYMA, Series II                                    0.000          04/01/09        04/01/00  (b)           26,550
         90,000  SONYMA, Series JJ                                    0.000          04/01/00              --                87,595

24   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$        10,000  SONYMA, Series JJ                                    0.000 %        10/01/00              --        $        9,500
        255,000  SONYMA, Series JJ                                    0.000          04/01/01              --               233,442
         95,000  SONYMA, Series JJ                                    0.000          10/01/01              --                83,878
        175,000  SONYMA, Series JJ                                    0.000          04/01/02              --               148,824
         40,000  SONYMA, Series JJ                                    0.000          10/01/02              --                32,802
        240,000  SONYMA, Series JJ                                    0.000          04/01/03        10/01/99  (b)          189,422
        130,000  SONYMA, Series JJ                                    0.000          10/01/03        10/01/99  (b)           98,916
         30,000  SONYMA, Series JJ                                    0.000          04/01/04        10/01/99  (b)           21,955
         10,000  SONYMA, Series JJ                                    0.000          10/01/04        10/01/99  (b)            7,054
        210,000  SONYMA, Series JJ                                    0.000          04/01/05        10/01/99  (b)          142,760
        185,000  SONYMA, Series JJ                                    0.000          10/01/05        10/01/99  (b)          121,219
         90,000  SONYMA, Series JJ                                    0.000          04/01/06        10/01/99  (b)           56,652
        425,000  SONYMA, Series JJ                                    0.000          10/01/06        10/01/99  (b)          257,125
        200,000  SONYMA, Series JJ                                    0.000          04/01/07        10/01/99  (b)          116,886
        125,000  SONYMA, Series JJ                                    0.000          10/01/07        10/01/99  (b)           70,396
        150,000  SONYMA, Series JJ                                    0.000          10/01/08        10/01/99  (b)           78,429
        900,000  SONYMA, Series JJ                                    7.500          10/01/17  (s)   10/01/99  (b)          923,607
          5,000  SONYMA, Series KK                                    7.050          10/01/99              --                 5,023
         60,000  SONYMA, Series KK                                    7.800          10/01/20  (s)   10/01/99  (b)           61,463
         35,000  SONYMA, Series MM-1                                  7.500          04/01/13  (s)   02/04/01  (b)           35,322
          5,000  SONYMA, Series MM-1                                  7.600          10/01/02        02/04/01  (b)            5,193
         60,000  SONYMA, Series MM-1                                  7.650          10/01/03        02/04/01  (b)           62,228
        100,000  SONYMA, Series MM-1                                  7.700          10/01/04        02/04/01  (b)          103,499


         50,000  SONYMA, Series MM-1                                  7.750          04/01/05        02/04/01  (b)           51,683
         10,000  SONYMA, Series MM-2                                  7.550          04/01/02        10/01/00  (b)           10,342
         10,000  SONYMA, Series MM-2                                  7.700          10/01/05        10/01/00  (b)           10,307
         25,000  SONYMA, Series NN                                    7.100          04/01/02        01/01/00  (b)           25,662
         20,000  SONYMA, Series NN                                    7.150          10/01/03        01/01/00  (b)           20,518
         50,000  SONYMA, Series NN                                    7.450          10/01/10  (s)   01/01/00  (b)           51,498
         15,000  SONYMA, Series QQ                                    7.600          10/01/12        04/01/00  (b)           15,453
      1,905,000  SONYMA, Series QQ                                    7.700          10/01/12        04/01/00  (b)        1,963,826
         50,000  SONYMA, Series RR                                    7.600          10/01/10  (s)   10/01/00  (b)           52,176
         25,000  SONYMA, Series RR                                    7.700          10/01/10  (s)   10/01/00  (b)           26,010
         25,000  SONYMA, Series TT                                    6.850          10/01/01              --                25,728
         20,000  SONYMA, Series TT                                    6.950          04/01/02              --                20,682
        125,000  SONYMA, Series TT                                    7.150          04/01/04        04/01/01  (b)          129,534
         25,000  SONYMA, Series TT                                    7.200          10/01/05        04/01/01  (b)           25,860
         25,000  SONYMA, Series UU                                    6.850          10/01/99              --                25,096
         75,000  SONYMA, Series UU                                    6.950          04/01/00              --                75,785
     14,270,000  SONYMA, Series UU                                    7.650          10/01/23        04/01/01  (b)       14,872,765
      1,575,000  SONYMA, Series UU                                    7.750          10/01/23  (s)   04/01/01  (b)        1,640,142
         40,000  SONYMA, Series VV                                    6.600          04/01/00              --                40,468
         25,000  SONYMA, Series VV                                    6.800          10/01/02              --                26,052
         60,000  SONYMA, Series VV                                    6.900          04/01/03              --                62,738
         50,000  SONYMA, Series VV                                    7.000          04/01/04        10/01/01  (b)           52,140
        100,000  SONYMA, Series VV                                    7.000          10/01/04        10/01/01  (b)          104,376
        645,000  SONYMA, Series VV                                    7.250          10/01/07  (s)   10/01/01  (b)          677,005
     13,420,200  SONYMA, Series VV                                    7.375          10/01/11  (s)   10/01/01  (b)       14,132,678

25   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$       120,000  Springville HDC (Springbrook)                        5.950 %        01/01/10        09/20/05  (c)   $      124,458
      1,000,000  St. Casimer's EHC                                    7.375          09/01/10  (s)   09/01/99  (b)        1,027,000
      1,115,000  St. Lawrence IDA (PACES)                             5.875          06/30/07        04/16/04  (c)        1,090,292
         25,000  Suffolk County GO                                    7.300          06/15/01        12/15/99  (b)           25,675
      1,430,000  Suffolk County IDA (ACLDD)                           5.750          03/01/06        04/29/03  (c)        1,418,060
        240,000  Suffolk County IDA (Dowling College)                 6.500          12/01/06              --               245,933
      2,385,000  Suffolk County IDA (Huntington First Aid Squad)      6.025          11/01/08        10/25/04  (c)        2,372,121
      1,035,000  Suffolk County IDA (Huntington Res Rec) (w)          5.150          10/01/99              --             1,039,482
      6,395,000  Suffolk County IDA (Huntington Res Rec) (w)          5.150          10/01/00              --             6,506,657
      6,875,000  Suffolk County IDA (Huntington Res Rec) (w)          5.350          10/01/01              --             7,036,081
      7,390,000  Suffolk County IDA (Huntington Res Rec) (w)          5.450          10/01/02              --             7,612,956
      7,945,000  Suffolk County IDA (Huntington Res Rec) (w)          5.500          10/01/03              --             8,216,163
        290,000  Suffolk County IDA (Mattituck-Laurel Library)        6.000          09/01/19        09/01/10  (b)          298,361
         50,000  Suffolk County IDA (OBPWC)                           7.000          11/01/02        07/14/01  (c)           50,229
        210,000  Suffolk County IDA (Printing Assoc.) (i)             7.225 (v)      12/01/00        01/01/00  (f)          210,000
      1,090,000  Suffolk County IDA (Rimland Facilities) (i)          6.000 (v)      12/01/04        12/01/99  (f)        1,090,000
         40,000  Suffolk County Water Authority                       5.625          06/01/16  (s)   06/01/04  (b)           40,580
      2,315,000  Sunnybrook EHC (i)                                  11.250          12/01/14  (s)   04/01/00  (b)        2,430,171
      3,120,000  Syracuse COP (Hancock International Airport)         6.500          01/01/17  (s)   01/01/02  (b)        3,301,771
      3,650,000  Syracuse COP (Hancock International Airport)         6.625          01/01/12  (s)   01/01/02  (b)        3,872,395
        285,000  Syracuse IDA (Rockwest Center I) (i)                 7.250          06/01/03        01/03/02  (c)          290,415
        930,000  Syracuse IDA (Rockwest Center II) (i)                7.000          12/01/05        03/25/03  (c)          899,775
        550,000  Syracuse IDA (St. Joseph's Hospital)                 7.250          06/01/01        06/19/00  (a)          571,797


        195,000  Tompkins County IDA (Kendall at Ithaca)              7.875          06/01/15  (s)   06/01/05  (b)          205,228
        295,000  Tompkins Healthcare Corp.                           10.800          02/01/28        08/01/05  (b)          370,054
      3,755,000  Tonawanda HDC (Tonawanda Towers)                     6.150          10/01/11  (s)   02/17/06  (g)        3,911,095
         50,000  Tonawanda SCHC (Westchester Park Apartments)         7.875          02/01/11  (s)   08/01/99  (b)           51,712
         85,000  Triborough Bridge & Tunnel Authority                 6.000          01/01/13  (s)   01/01/00  (b)           85,887
         20,000  Triborough Bridge & Tunnel Authority                 6.000          01/01/19        01/01/01  (b)           20,494
        525,000  Triborough Bridge & Tunnel Authority                 6.625          01/01/17  (s)   01/01/01  (b)          552,862
     13,050,000  Triborough Bridge & Tunnel Authority                 6.875          01/01/15  (s)   01/01/01  (b)       13,779,756
        290,000  Triborough Bridge & Tunnel Authority                 6.875          01/01/15  (s)   01/01/01  (b)          306,217
         75,000  Tupper Lake HDC                                      8.125          10/01/10        03/15/02  (b)           75,300
      1,830,000  Ulster County IDA (Benedictine Hospital)             6.050          06/01/05        02/08/03  (c)        1,825,370
        725,000  Union Hsg. Authority (Methodist Homes)               6.800          11/01/04        07/15/02  (c)          755,037
      6,065,000  United Nations Devel. Corp., Series B                5.400          07/01/14        07/13/13  (c)        6,024,971
      3,340,000  United Nations Devel. Corp., Series B                5.500          07/01/17        07/01/00  (b)        3,348,450
      3,460,000  United Nations Devel. Corp., Series B                5.600          07/01/26        07/01/00  (b)        3,464,463
      6,070,000  United Nations Devel. Corp., Series C                5.500          07/01/17  (s)   07/01/00  (b)        6,087,421
      2,700,000  United Nations Devel. Corp., Series C                5.600          07/01/26  (s)   07/01/00  (b)        2,703,483
        500,000  Utica IDA (Utica College)                            5.300          08/01/08        02/07/04  (c)          491,425
          5,000  Utica SCHC (Brook Apartments)                        0.000          07/01/99              --                 4,999
         40,000  Utica SCHC (Brook Apartments)                        0.000          01/01/02              --                31,606
         60,000  Utica SCHC (Brook Apartments)                        0.000          01/01/05        07/01/00  (b)           35,469
        100,000  Utica SCHC (Steinhorst Apartments)                   6.500          04/15/08  (s)   10/05/04  (g)          109,363
         10,000  Valley Health Devel. Corp.                           7.850          02/01/02        02/17/00  (c)           10,378
         10,000  Valley Health Devel. Corp.                           7.850          08/01/35  (s)   08/01/01  (b)           10,792
         95,000  Valley Health Devel. Corp.                          11.300          02/01/07        08/01/00  (b)          109,358

26   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$       940,000  Valley Health Devel. Corp.                          11.300 %        02/01/23  (s)   12/15/00  (b)   $    1,079,834
         95,000  Watervliet EHC                                       8.000          11/15/00        11/15/99  (b)           96,294
         95,000  Watervliet EHC                                       8.000          11/15/01        11/15/99  (b)           96,294
        100,000  Watervliet EHC                                       8.000          11/15/02        11/15/99  (b)          101,362
        410,000  Westchester County IDA (Beth Abraham Hospital)       7.250          12/01/09        11/05/04  (c)          435,215
      1,000,000  Westchester County IDA (JBFS)                        6.500          12/15/02        07/14/01  (c)        1,033,390
        450,000  Westchester County IDA (JDAM)                        6.250          04/01/05        12/04/02  (c)          467,168
      1,000,000  Westchester County IDA (JDAM)                        6.750          04/01/16  (s)   04/01/06  (b)        1,048,010
        150,000  Westchester County IDA (Westchester Airport)         5.950          08/01/24  (s)   08/01/01  (b)          150,953
      2,650,000  Westchester County IDA (WRC)                         5.500          07/01/09              --             2,645,972
      1,675,000  Yonkers IDA (Hudson Scenic Studio)                   5.875          11/01/07        05/22/04  (c)        1,659,992
      1,000,000  Yonkers IDA (St. Joseph's Hospital), Series 98-B     5.900          03/01/08        03/01/06  (c)          983,670
                                                                                                                     ---------------
                                                                                                                      1,148,479,161
                                                                                                                     ---------------

------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions--15.0%
        300,000  American Samoa Power Authority                       6.750          09/01/99              --               301,425
        700,000  American Samoa Power Authority                       6.900          09/01/99              --               703,486
        700,000  American Samoa Power Authority                       7.000          09/01/00              --               721,721
        975,000  Guam Airport Authority, Series B                     6.400          10/01/05  (s)   03/15/03  (g)        1,014,419
     13,635,000  Guam Airport Authority, Series B                     6.600          10/01/10  (s)   10/01/03  (b)       14,727,573
     20,665,000  Guam Airport Authority, Series B                     6.700          10/01/23  (s)   10/01/03  (b)       22,374,409
     15,075,000  Guam GO, Series A                                    5.375          11/15/13        12/23/11  (c)       14,822,343
     13,280,000  Guam GO, Series A                                    5.400          11/15/18        12/22/16  (c)       13,021,306


      1,000,000  Guam GO, Series A                                    5.625          09/01/02        09/01/99  (b)        1,006,920
      2,750,000  Guam GO, Series A                                    5.750          09/01/04        09/01/99  (b)        2,768,535
      1,450,000  Guam GO, Series A                                    5.900          09/01/05        09/01/99  (b)        1,452,132
      1,000,000  Guam GO, Series A                                    6.000          09/01/06        09/01/99  (b)        1,001,450
        850,000  Guam Power Authority, Series A                       5.250          10/01/13        07/08/10  (c)          835,295
      4,200,000  Guam Power Authority, Series A                       6.300          10/01/12  (s)   10/01/02  (b)        4,516,596
      1,765,000  Guam Power Authority, Series A                       6.300          10/01/22  (s)   10/01/02  (b)        1,898,046
      3,030,000  Guam Power Authority, Series A                       6.375          10/01/08  (s)   10/01/02  (b)        3,265,219
      2,950,000  Guam Power Authority, Series A                       6.625          10/01/14  (s)   10/01/04  (b)        3,278,719
        100,000  Guam Water System                                    7.000          07/01/02        01/01/00  (b)          104,672
        110,000  Guam Water System                                    7.000          07/01/09        01/01/00  (b)          115,168
        216,727  Puerto Rico Aquadilla Bus Lease (i)                  8.500          02/02/02        11/23/00  (c)          222,090
        419,414  Puerto Rico Aquadilla Carts Lease (i)                8.000          02/02/01        05/11/00  (c)          424,867
        522,061  Puerto Rico Aquadilla Equipment Lease (i)            8.000          01/26/02        11/15/00  (c)          531,385
        266,476  Puerto Rico Aquadilla Truck Lease (i) (u)            8.500          10/15/01        10/29/00  (c)          272,925
        778,620  Puerto Rico Aqueduct & Sewer Vehicle Lease (i)       7.250          03/21/00        12/22/99  (c)          790,627
      2,515,248  Puerto Rico Dept. of Corrections
                  Equipment Lease (i)                                 9.000          01/08/03        05/20/01  (c)        2,618,449
      2,131,650  Puerto Rico Dept. of Corrections Furniture Lease (i) 7.000          04/25/04        03/16/02  (c)        2,179,548
         25,000  Puerto Rico Electric Power Authority                 6.000          07/01/16  (s)   07/01/04  (b)           26,454
         30,000  Puerto Rico Electric Power Authority                 6.000          07/01/16  (s)   07/01/04  (b)           31,457
         50,000  Puerto Rico GO                                       6.000          07/01/14  (s)   07/01/02  (b)           52,274
          5,000  Puerto Rico GO                                       6.000          07/01/14  (s)   07/01/02  (b)            5,256
      1,800,000  Puerto Rico GO YCN                                   7.584 (r)      07/01/08  (s)   07/01/02  (b)        1,971,000
         55,000  Puerto Rico HBFA                                     5.850          10/01/09        04/01/07  (b)           57,384
        410,000  Puerto Rico HBFA                                     6.100          10/01/15  (s)   04/01/07  (b)          426,654
      2,427,095  Puerto Rico Health Dept. Equipment Lease (i)         7.099          07/23/03        08/11/01  (c)        2,467,094

27   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$       125,000  Puerto Rico HFC                                      6.000 %        02/01/09  (s)   02/01/02  (b)   $      128,080
        100,000  Puerto Rico HFC                                      6.650          10/15/10  (s)   10/01/01  (b)          104,648
         10,000  Puerto Rico HFC                                      6.750          10/15/13  (s)   10/01/01  (b)           10,462
         45,000  Puerto Rico HFC                                      6.800          10/01/99              --                45,211
         40,000  Puerto Rico HFC                                      7.000          04/01/00              --                40,563
         10,000  Puerto Rico HFC                                      7.100          04/01/02        04/01/00  (b)           10,383
        615,000  Puerto Rico HFC                                      7.200          04/01/03        04/01/00  (b)          638,991
         65,000  Puerto Rico HFC                                      7.300          04/01/06        04/01/00  (b)           67,583
         55,000  Puerto Rico HFC                                      7.400          04/01/07        04/01/00  (b)           57,226
         20,000  Puerto Rico HFC                                      7.450          10/15/09  (s)   09/27/00  (b)           20,816
         10,000  Puerto Rico HFC                                      7.500          10/15/12  (s)   09/27/00  (b)           10,408
      3,620,000  Puerto Rico HFC                                      7.500          10/01/15  (s)   04/01/00  (b)        3,769,144
      7,295,000  Puerto Rico HFC                                      7.500          04/01/22  (s)   04/01/00  (b)        7,598,910
        280,000  Puerto Rico HFC                                      7.650          10/15/22  (s)   09/27/00  (b)          291,987
      1,045,000  Puerto Rico Highway & Transportation Authority       5.500          07/01/17  (s)   07/01/05  (b)        1,052,158
      3,450,000  Puerto Rico Highway & Transportation Authority       5.500          07/01/19        07/01/05  (b)        3,457,866
         25,000  Puerto Rico Highway & Transportation Authority       6.625          07/01/12  (s)   07/01/02  (b)           26,896
        616,509  Puerto Rico HR Vehicle Lease (i)                     8.000          12/01/00        06/05/00  (c)          625,172
         67,084  Puerto Rico HR Vehicle Lease (i)                     8.000          03/12/01        06/20/00  (c)           68,247
        575,000  Puerto Rico IMEPCF (Abbott Labs)                     6.500          07/01/09        01/01/00  (b)          589,950
      5,200,000  Puerto Rico IMEPCF (Motorola) (q)                    6.750          01/01/14        01/01/02  (b)        5,601,336
      3,500,000  Puerto Rico IMEPCF (PepsiCo)                         6.250          11/15/13        11/15/02  (b)        3,751,895
        530,000  Puerto Rico IMEPCF (Squibb) (i)                      6.500          07/01/04  (s)   07/01/00  (b)          543,886


        100,000  Puerto Rico IMEPCF (Warner Lambert)                  7.600          05/01/14        11/01/99  (b)          103,289
      3,525,000  Puerto Rico Infrastructure                           7.500          07/01/09  (s)   07/01/00  (b)        3,570,473
        235,000  Puerto Rico Infrastructure                           7.600          07/01/00              --               238,053
         65,000  Puerto Rico Infrastructure                           7.700          07/01/01        07/01/00  (a)           65,852
          5,000  Puerto Rico Infrastructure                           7.700          07/01/01        07/01/00  (b)            5,065
      1,915,000  Puerto Rico Infrastructure                           7.750          07/01/08  (s)   07/01/00  (b)        1,940,106
      3,140,000  Puerto Rico Infrastructure                           7.900          07/01/07  (s)   07/01/00  (b)        3,181,542
      1,950,000  Puerto Rico ITEMECF (Mennonite General Hospital)     5.625          07/01/17        06/15/10  (c)        1,901,562
      2,740,000  Puerto Rico ITEMECF (Mennonite General Hospital)     6.375          07/01/06        09/28/03  (c)        2,835,653
      1,995,000  Puerto Rico ITEMECF (Mennonite General Hospital)     6.500          07/01/12  (s)   11/12/07  (g)        2,103,309
      8,735,000  Puerto Rico ITEMECF (Mennonite General Hospital)     6.500          07/01/18        07/01/08  (b)        9,127,988
        200,000  Puerto Rico ITEMECF (Polytech University)            5.700          08/01/13  (s)   08/01/05  (b)          201,060
      1,045,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)        6.400          05/01/09  (s)   05/01/04  (b)        1,111,640
        430,640  Puerto Rico Natural Resources Dept.
                  Equipment Lease (i)                                 7.250          11/23/01        12/05/00  (c)          449,300
        502,380  Puerto Rico Natural Resources Dept.
                  Equipment Lease (i)                                 7.250          01/25/02        11/12/00  (c)          509,840
      1,541,940  Puerto Rico Natural Resources Dept.
                  Equipment Lease (i)                                 7.250          10/26/03        08/25/01  (c)        1,559,719
        466,736  Puerto Rico Off. of the Governor Computer Lease (i)  6.906          09/30/02        09/19/00  (c)          467,661
        105,000  Puerto Rico Port Authority (i)                       5.700          07/01/03  (s)   07/01/00  (b)          106,827
         20,000  Puerto Rico Port Authority (i)                       5.750          07/01/02  (s)   07/01/00  (b)           20,019
         50,000  Puerto Rico Port Authority                           7.000          07/01/14  (s)   07/01/01  (b)           53,283
        110,000  Puerto Rico Port Authority                           7.300          07/01/07  (s)   07/01/00  (b)          110,187
        100,000  Puerto Rico Port Authority (American Airlines)       6.300          06/01/23        06/01/03  (b)          104,503

28   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Investments      (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                       Effective
       Face                                                                                            Maturity       Market Value
      Amount                    Description                          Coupon         Maturity             Date*         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
$     3,000,000  Puerto Rico Public Buildings Authority               5.700 %        07/01/16  (s)   07/01/05  (b)   $    3,099,120
      3,020,000  Puerto Rico Public Buildings Authority               6.000          07/01/12        01/01/00  (b)        3,025,315
         20,000  Puerto Rico Public Buildings Authority               6.000          07/01/12  (s)   01/01/00  (b)           20,035
        767,048  Puerto Rico State Courts Telephone System Lease (i)  7.250          06/04/02        03/23/01  (c)          795,682
        795,000  Puerto Rico Urban Renewal                            7.875          10/01/04  (s)   10/01/99  (b)          818,055
         50,894  Puerto Rico Vocational Rehab. Vehicle Lease (i)      8.000          02/17/02        12/07/00  (c)           51,880
        150,000  University of Puerto Rico                            5.500          06/01/12  (s)   12/01/99  (b)          151,295
        195,000  University of V.I.                                   6.500          10/01/99              --               196,000
        500,000  University of V.I.                                   7.500          10/01/09  (s)   10/01/04  (b)          552,665
        500,000  University of V.I.                                   7.650          10/01/14  (s)   10/01/04  (b)          554,835
        662,000  V.I. GO (Hugo Insurance Claims Program)              7.750          10/01/06  (s)   06/19/01  (g)          712,603
         60,000  V.I. HFA                                             6.500          03/01/25  (s)   03/01/05  (b)           63,171
      5,000,000  V.I. Public Finance Authority                        5.500          10/01/15              --             4,946,650
      1,000,000  V.I. Public Finance Authority                        5.500          10/01/18  (s)   10/14/17  (c)          986,480
      2,260,000  V.I. Public Finance Authority                        5.625          10/01/25  (s)   10/01/10  (b)        2,238,349
      2,830,000  V.I. Public Finance Authority                        6.000          10/01/05              --             2,946,370
        175,000  V.I. Public Finance Authority                        6.000          10/01/22  (s)   10/01/10  (b)          180,472
      2,000,000  V.I. Public Finance Authority                        7.250          10/01/18  (s)   10/01/02  (a)        2,218,100
      2,000,000  V.I. Water & Power Authority                         5.000          07/01/09        07/12/08  (c)        1,906,100
      1,500,000  V.I. Water & Power Authority                         7.200          01/01/02        01/18/01  (a)        1,567,665
     11,995,000  V.I. Water & Power Authority                         7.400          07/01/11  (s)   05/09/01  (a)       12,857,081
                                                                                                                     ---------------
                                                                                                                        198,173,570
                                                                                                                     ---------------


------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,335,050,271)--101.6%                                                             1,346,652,731
Liabilities in Excess of Other Assets--(1.6)%                                                                           (20,829,454)
                                                                                                                     ---------------
Net Assets--100.0%                                                                                                   $1,325,823,277
                                                                                                                     ===============

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed:
    (a) Date of prerefunded call, or maturity date if escrowed to maturity.
    (b) Optional call date; corresponds to the most conservative yield calculation.
    (c) Average life due to mandatory (sinking fund) principal payments prior to maturity.
    (d) Date of mandatory put.
    (e) Date of conversion.
    (f) Effective maturity corresponding to variable coupon payment date.
    (g) Average life due to mandatory (sinking fund) principal payments prior to the applicable optional call date.
(i) Illiquid security--See Note 5 of Notes to Financial Statements.
(q) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,601,336, or 0.42% of the Fund's net assets as of June 30, 1999.
(r) Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $28,685,965, or 2.06% of the Fund's total assets as of June 30, 1999.
(s) Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.
(t) Security will convert to a fixed coupon at a date prior to maturity.
(u) Non-income accruing security--Issuer is in default of interest payment.
(v) Represents the current interest rate for a variable rate security that fluctuates as a percentage of prime rate.
(w) When-issued security to be delivered and settled after June 30, 1999.
(x) Non-income accruing security.

See accompanying Notes to Financial Statements.


29   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Portfolio Abbreviations
--------------------------------------------------------------------------------

To simplify the listing of securities in the Statement of Investments, abbreviations are used per the table below:

ACLDD         Adults and Children with Learning and               NYC           New York City
                Developmental Disabilities                        NYS           New York State
AOFMH         Aurelia Osborn Fox Memorial Hospital                NYSEG         New York State Electric and Gas
ARC           Association of Retarded Citizens                    OBPWC         Ocean Bay Park Water Corporation
ASMF          Amsterdam Sludge Management Facility                PACES         Potsdam Auxiliary and College
BAN           Bond Anticipation Notes                                             Educational Service
CAB           Capital Appreciation Bond                           PRAMS         Prudential Receipts of Accrual
Con Ed        Consolidated Edison Company                                         Municipal Securities
COP           Certificates of Participation                       Res Rec       Resource Recovery Facility
CSD           Central School District                             RG&E          Rochester Gas and Electric
DA            Dormitory Authority                                 SCHC          Senior Citizen Housing Corporation
DIAMONDS      Direct Investment of Accrued Municipals             SCSB          Schuyler Community Services Board
EFC           Environmental Facilities Corporation                SLRHF         St. Luke Residential Healthcare Facility
EHC           Elderly Housing Corporation                         SONYMA        State of New York Mortgage Agency
ERDA          Energy Research and Development                     SRGF          Solomon R. Guggenheim Foundation
                Authority                                         SWMA          Solid Waste Management Authority
G&E           Gas and Electric                                    TFA           Transitional Finance Authority
G&H           Geriatric and Healthcare                            UDC           Urban Development Corporation
GO            General Obligation                                  V.I.          United States Virgin Islands
GRIA          Greater Rochester International Airport             WHELC         Wartburg Home of the Evangelical
HBFA          Housing Bank and Finance Agency                                     Lutheran Church
HDC           Housing Development Corporation                     WRC           Westchester Resco Company
HELP          Homeless Economic Loan Program                      WWH           Wyandach/Wheatley Heights
HFA           Housing Finance Agency                              YCN           Yield Curve Note


HFC           Housing Finance Corporation
HR            House of Representatives
IDA           Industrial Development Agency
IMEPCF        Industrial, Medical and Environmental
                Pollution Control Facilities
ITEMECF       Industrial, Tourist, Educational, Medical
                and Environmental Community Facilities
JBFS          Jewish Board of Family Services
JCC           Jewish Community Center
JDAM          Julia Dyckman Angus Memorial
L.I.          Long Island
LGAC          Local Government Assistance Corporation
LGSC          Local Government Services Corporation
LILCO         Long Island Lighting Corporation
LIMO          Limited Interest Municipal Obligation
MEET          Manhattan Eye, Ear and Throat
MTA           Metropolitan Transportation Authority
NJ            New Jersey
NSCFGA        North Shore Child and Family
                Guidance Association
NY            New York


30   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Industry Concentrations  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Distribution of investments by industry, as a percentage of total investments at value, is as follows:

      Industry                                                                          Market Value               Percent
----------------------------------------------------------------------------------------------------------------------------
      General Obligation                                                              $  260,347,205                 19.3 %
      Municipal Leases                                                                   134,746,859                 10.0
      Electric Utilities                                                                 122,304,921                  9.1
      Hospital/Healthcare                                                                118,442,761                  8.8
      Multifamily Housing                                                                107,259,378                  8.0
      Marine/Aviation Facilities                                                          77,209,619                  5.7
      Single Family Housing                                                               76,915,508                  5.7
      Higher Education                                                                    75,101,562                  5.6
      Highways/Railways                                                                   73,156,340                  5.4
      Resource Recovery                                                                   62,731,919                  4.7
      Nonprofit Organization                                                              45,283,846                  3.4
      Sales Tax Revenue                                                                   37,496,236                  2.8
      Corporate Backed                                                                    32,913,018                  2.4
      Pollution Control                                                                   32,508,526                  2.4
      Gas Utilities                                                                       19,824,687                  1.5
      Manufacturing, Non-Durable Goods                                                    19,732,308                  1.5
      Water Utilities                                                                     17,168,901                  1.3
      Other                                                                               33,509,137                  2.4
                                                                                     ----------------              ---------
                                                                                      $1,346,652,731                100.0 %
                                                                                     ================              =========


--------------------------------------------------------------------------------
Summary of Ratings  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

Rating                              Percent
---------------------------------------------------
AAA                                  17.3 %
AA                                   11.3
A                                    45.2
BBB                                  21.5
BB                                    0.2
B                                     0.0
CCC                                   0.0
CC                                    0.0
C                                     0.0
Not Rated                             4.5
                                   ---------
                                    100.0 %
                                   =========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.


31   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities     June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
    Investments, at value (cost $1,335,050,271)--see accompanying statement                         $1,346,652,731
    ---------------------------------------------------------------------------------------------------------------
    Cash                                                                                                   708,601
    ---------------------------------------------------------------------------------------------------------------
    Receivables and other assets:
     Interest                                                                                           26,030,665
     Investments sold                                                                                   16,889,258
     Shares of beneficial interest sold                                                                  4,274,119
     Other                                                                                                   8,989
                                                                                                    ---------------
    Total assets                                                                                     1,394,564,363
                                                                                                    ---------------
Liabilities
    Payables and other liabilities:
     Investments purchased                                                                              51,570,868
     Note payable to bank (interest rate 6.625% at 6/30/99)--Note 6                                     12,800,000
     Shares of beneficial interest redeemed                                                              2,980,053
     Dividends                                                                                           1,156,612
     Trustees' compensation--Note 1                                                                        102,393
     Other                                                                                                 131,160
                                                                                                    ---------------
    Total liabilities                                                                                   68,741,086
                                                                                                    ---------------
Net Assets                                                                                          $1,325,823,277
                                                                                                    ===============
===================================================================================================================
Composition of Net Assets
    Paid-in capital                                                                                 $1,325,998,099
    ---------------------------------------------------------------------------------------------------------------
    Excess of distributions over net investment income                                                  (1,128,125)
    ---------------------------------------------------------------------------------------------------------------
    Accumulated net realized loss on investment transactions                                           (10,649,157)
    ---------------------------------------------------------------------------------------------------------------
    Net unrealized appreciation on investments--Note 3                                                  11,602,460
                                                                                                    ---------------
    Net assets                                                                                      $1,325,823,277
                                                                                                    ===============


===================================================================================================================
 Net Asset Value Per Share
    Class A Shares:
     Net asset value and redemption price per share (based on net assets of
      $1,080,773,170 and 328,685,240 shares of beneficial interest outstanding)                              $3.29
     Maximum offering price per share (net asset value plus sales charge of
      3.50% of offering price)                                                                               $3.41

    ---------------------------------------------------------------------------------------------------------------
    Class B Shares:
     Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
      $80,249,074 and 24,436,203 shares of beneficial interest outstanding)                                  $3.28

    ---------------------------------------------------------------------------------------------------------------
    Class C Shares:
     Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
      $120,548,810 and 36,744,357 shares of beneficial interest outstanding)                                 $3.28

    ---------------------------------------------------------------------------------------------------------------
    Class X Shares:
     Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
      $44,252,223 and 13,428,138 shares of beneficial interest outstanding)                                  $3.30


See accompanying Notes to Financial Statements.


32   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
    Interest                                      $34,168,097
                                                  ------------
Expenses
    Management fees--Note 4                         2,609,404
    Distribution and service plan
     fees--Note 4:
      Class A                                       1,295,351
      Class B                                         356,431
      Class C                                         539,624
      Class X                                         171,813
    Accounting service fees--Note 4                   190,681
    Transfer and shareholder servicing
     agent fees--Note 4:
      Class A                                          85,688
      Class B                                          15,311
      Class C                                          13,753
      Class X                                           9,869
    Shareholder reports                                80,465
    Registration and filing fees                       77,045
    Trustees' compensation--Note 1                     68,198
    Custodian fees and expenses                        67,978

Expenses (continued)
    Legal, auditing and other professional fees   $    27,705
    Other                                              52,817
    Interest                                          159,214
                                                  ------------
    Total expenses                                  5,821,347
    Less expenses paid indirectly--Note 1             (53,253)
                                                  ------------
    Net expenses                                    5,768,094
                                                  ------------
Net Investment Income                              28,400,003
                                                  ------------

Realized and Unrealized Loss
    Net realized loss on investments                 (890,268)
    Net change in unrealized appreciation
     or depreciation on investments               (30,262,830)
                                                  ------------
    Net realized and unrealized loss              (31,153,098)
                                                  ------------
Net Decrease in Net Assets
 Resulting from Operations                        $(2,753,095)
                                                  ============


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     Six Months Ended
                                                                                     June 30, 1999         Year Ended
                                                                                     (Unaudited)           December 31, 1998
===============================================================================================================================
Operations
    Net investment income                                                               $28,400,003           $48,783,527
    Net realized loss                                                                      (890,268)             (479,664)
    Net change in unrealized appreciation or depreciation                               (30,262,830)           10,408,295
                                                                                     --------------        --------------
    Net increase (decrease) in net assets resulting from operations                      (2,753,095)           58,712,158
-------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders
    Dividends from net investment income:
      Class A                                                                           (24,885,468)          (42,908,426)
      Class B                                                                            (1,435,252)           (1,728,342)
      Class C                                                                            (2,196,358)           (2,438,783)
      Class X                                                                              (965,143)           (2,182,644)
-------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
    Net increase (decrease) in net assets resulting from beneficial interest transactions--Note 2:
      Class A                                                                           127,856,312           199,445,734
      Class B                                                                            17,730,054            42,482,889
      Class C                                                                            28,545,261            67,445,258
      Class X                                                                            (2,071,542)           (5,528,643)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets
Total increase                                                                          139,824,769           313,299,201
Beginning of period                                                                   1,185,998,508           872,699,307
                                                                                     --------------        --------------
End of period (including excess of distributions over net investment
    income of $1,128,125 and $45,907, respectively)                                  $1,325,823,277        $1,185,998,508
                                                                                     ==============        ==============

See accompanying Notes to Financial Statements


33   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                  Class A
                                                  ---------------------------------------------------------------------------------
                                                  Six Months
                                                  Ended
                                                  June 30, 1999   Year Ended December 31,
                                                  (Unaudited)     1998          1997         1996 (a)      1995          1994
==================================================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period                  $3.37         $3.34         $3.26        $3.28         $3.15         $3.33
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
   Net investment income                                 .08           .16           .17          .17           .18           .16
   Net realized and unrealized gain (loss)              (.08)          .03           .08         (.02)          .13          (.18)
                                                      -------       -------       -------      -------       -------       -------
 Total income (loss) from investment operations           --           .19           .25          .15           .31          (.02)
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
  Dividends from net investment income                  (.08)         (.16)         (.17)        (.17)         (.18)         (.16)
                                                      -------       -------       -------      -------       -------       -------
 Total dividends and distributions to shareholders      (.08)         (.16)         (.17)        (.17)         (.18)         (.16)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $3.29         $3.37         $3.34        $3.26         $3.28         $3.15
                                                      =======       =======       =======      =======       =======       =======
==================================================================================================================================
 Total Return, at Net Asset Value (b)                  (0.01)%        5.94%         8.01%        4.82%        10.01%        (0.60)%
==================================================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)         $1,080,773      $979,316      $771,828     $634,172      $567,537      $496,452
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $1,045,429      $884,849      $677,376     $606,742      $520,990      $491,038
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(c)
  Net investment income                                 4.59%         4.80%         5.27%         5.37%        5.44%         5.12%
  Expenses                                              0.79% (d)     0.82%         0.83% (d)     0.89% (d)    0.90% (d)     0.89%
  Expenses (excluding interest)(e)                      0.76% (d)     0.80%         0.81% (d)     0.83% (d)    0.84% (d)     0.84%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (f)                              10%           25%           27%           24%          22%           35%
----------------------------------------------------------------------------------------------------------------------------------

(a) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
(b) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(c) Annualized for periods of less than one full year.
(d) The expense ratio reflects the effect of expenses paid indirectly by the Fund.
(e) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(f) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999 were $311,246,518 and $131,209,006, respectively.
(g) For the period from May 1, 1997 (inception of offering) to December 31,
    1997.
(h) For the period from May 1, 1995 (inception of offering) to December 31,
    1995.


See accompanying Notes to Financial Statements.


34   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Financial Highlights     (Continued)
--------------------------------------------------------------------------------

                                                       Class B
                                                       --------------------------------------
                                                       Six Months
                                                       Ended
                                                       June 30, 1999 Year Ended December 31,
                                                       (Unaudited)   1998        1997 (g)
=============================================================================================
 Per Share Operating Data
 Net asset value, beginning of period                    $3.37         $3.34       $3.25
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
  Net investment income                                    .06           .14         .10
  Net realized and unrealized gain (loss)                 (.09)          .03         .09
                                                      ---------      --------    -------
 Total income (loss) from investment operations           (.03)          .17         .19
---------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
  Dividends from net investment income                    (.06)         (.14)       (.10)
                                                      ---------      --------    -------
 Total dividends and distributions to shareholders        (.06)         (.14)       (.10)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                          $3.28         $3.37       $3.34
                                                      =========      ========    =======
=============================================================================================
 Total Return, at Net Asset Value (b)                    (0.70)%        5.13%       5.89%
=============================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)              $80,249       $64,388     $21,500
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $71,962       $43,620      $9,873
---------------------------------------------------------------------------------------------
 Ratios to average net assets: (c)
  Net investment income                                   3.81%         3.97%       4.18%
  Expenses                                                1.56% (d)     1.59%       1.56% (d)
  Expenses (excluding interest)(e)                        1.53% (d)     1.57%       1.55% (d)
---------------------------------------------------------------------------------------------
 Portfolio turnover rate (f)                                10%           25%         27%
---------------------------------------------------------------------------------------------

(a) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
(b) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(c) Annualized for periods of less than one full year.
(d) The expense ratio reflects the effect of expenses paid indirectly by the Fund.
(e) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(f) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999 were $311,246,518 and $131,209,006, respectively.
(g) For the period from May 1, 1997 (inception of offering) to December 31,
    1997.
(h) For the period from May 1, 1995 (inception of offering) to December 31,
    1995.

See accompanying Notes to Financial Statements.


35   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Financial Highlights     (Continued)
--------------------------------------------------------------------------------

                                                          Class C
                                                          ------------------------------------------
                                                          Six Months
                                                          Ended
                                                          June 30, 1999   Year Ended December 31,
                                                          (Unaudited)     1998          1997 (g)
====================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period                        $3.36          $3.33         $3.25
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
  Net investment income                                        .06            .14           .10
  Net realized and unrealized gain (loss)                     (.08)           .03           .08
                                                          ---------       --------      --------
 Total income (loss) from investment operations               (.02)           .17           .18
----------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
  Dividends from net investment income                        (.06)          (.14)         (.10)
                                                          ---------       --------      --------
 Total dividends and distributions to shareholders            (.06)          (.14)         (.10)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $3.28          $3.36         $3.33
                                                          =========       ========      ========
====================================================================================================
 Total Return, at Net Asset Value (b)                        (0.39)%         5.15%         5.58%
====================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                 $120,549        $94,870       $26,862
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $108,960        $61,717       $12,705
----------------------------------------------------------------------------------------------------
 Ratios to average net assets: (c)
  Net investment income                                       3.82%          3.98%         4.22%
  Expenses                                                    1.54% (d)      1.57%         1.54% (d)
  Expenses (excluding interest)(e)                            1.51% (d)      1.55%         1.52% (d)
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate (f)                                    10%            25%           27%
----------------------------------------------------------------------------------------------------

(a) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
(b) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(c) Annualized for periods of less than one full year.
(d) The expense ratio reflects the effect of expenses paid indirectly by the Fund.
(e) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(f) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999 were $311,246,518 and $131,209,006, respectively.
(g) For the period from May 1, 1997 (inception of offering) to December 31,
    1997.
(h) For the period from May 1, 1995 (inception of offering) to December 31,
    1995.


See accompanying Notes to Financial Statements.


36   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Financial Highlights     (Continued)
--------------------------------------------------------------------------------

                                              Class X
                                              ----------------------------------------------------------------------------
                                              Six Months
                                              Ended
                                              June 30, 1999   Year Ended December 31,
                                              (Unaudited)     1998             1997            1996 (a)       1995 (h)
==========================================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period           $3.38           $3.35            $3.27           $3.28          $3.21
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
   Net investment income                          .07             .15              .16             .16            .11
   Net realized and unrealized gain (loss)       (.08)            .03              .08            (.01)           .07
                                              --------        --------         --------        --------       --------
 Total income (loss) from
  investment operations                          (.01)            .18              .24             .15            .18
--------------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
  Dividends from net investment income           (.07)           (.15)            (.16)           (.16)          (.11)
                                              --------        --------         --------        --------       --------
 Total dividends and distributions
  to shareholders                                (.07)           (.15)            (.16)           (.16)          (.11)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $3.30           $3.38            $3.35           $3.27          $3.28
                                              ========        ========         ========        ========       ========
==========================================================================================================================
 Total Return, at Net Asset Value (b)           (0.27)%          5.38%            7.44%           4.59%          5.65%
==========================================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)     $44,252         $47,424          $52,510         $40,828        $16,415
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $46,179         $49,866          $49,563         $28,971         $8,869
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(c)
  Net investment income                          4.09%           4.30%            4.75%           4.85%          5.21%
  Expenses                                       1.31% (d)       1.35%            1.35% (d)       1.38% (d)      0.90% (d)
  Expenses (excluding interest)(e)               1.29% (d)       1.32%            1.33% (d)       1.32% (d)      0.85% (d)
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (f)                       10%             25%              27%             24%            22%
--------------------------------------------------------------------------------------------------------------------------

(a) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
(b) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(c) Annualized for periods of less than one full year.
(d) The expense ratio reflects the effect of expenses paid indirectly by the Fund.
(e) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(f) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999 were $311,246,518 and $131,209,006, respectively.
(g) For the period from May 1, 1997 (inception of offering) to December 31,
    1997.
(h) For the period from May 1, 1995 (inception of offering) to December 31,
    1995.


See accompanying Notes to Financial Statements.


37   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements      (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B and Class C shares. As of January 6, 1998, the Fund is no longer offering Class X shares (Class X shares were designated as Class B shares prior to May 1, 1997). Class A shares are sold with a front-end sales charge, on investments up to $1 million. Class B, Class C and Class X shares may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and X have separate distribution and/or service plans. Class B and Class X shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Portfolio securities are valued as of the close of the New York Stock Exchange on each trading day. Long-term debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith.


Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months after the transaction date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 1999, the Fund had entered into outstanding when-issued or forward commitments of $29,640,000.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of June 30, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $10,620,000, which expires between 2002 and 2007.

Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 1999, a provision of $48,300 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $94,209 as of June 30, 1999.

Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


38   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements      (Unaudited) (Continued)
--------------------------------------------------------------------------------

Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. Investment transactions are accounted for as of trade date. Original issue discount is accreted and premium is amortized in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.







39   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements      (Unaudited) (Continued)
--------------------------------------------------------------------------------

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          Six Months Ended June 30, 1999                    Year Ended December 31, 1998
                                          -----------------------------------               ------------------------------------
                                          Shares                 Amount                     Shares                  Amount
---------------------------------------------------------------------------------------------------------------------------------
  Class A:
  Sold                                     63,471,235            $212,822,809                85,263,031             $285,730,451
  Dividends reinvested                      4,741,684              15,862,396                 8,362,718               28,044,127
  Redeemed                                (30,109,153)           (100,828,893)              (34,100,531)            (114,328,844)
                                          -----------            ------------               -----------             ------------
  Net increase                             38,103,766            $127,856,312                59,525,218             $199,445,734
                                          ===========            ============               ===========             ============

---------------------------------------------------------------------------------------------------------------------------------
  Class B:
  Sold                                      6,314,448            $ 21,091,735                13,306,853             $ 44,568,293
  Dividends reinvested                        294,338                 983,551                   360,864                1,209,382
  Redeemed                                 (1,300,164)             (4,345,232)                 (983,181)              (3,294,786)
                                          -----------            ------------               -----------             ------------
  Net increase                              5,308,622            $ 17,730,054                12,684,536             $ 42,482,889
                                          ===========            ============               ===========             ============




---------------------------------------------------------------------------------------------------------------------------------
  Class C:
  Sold                                     12,541,869            $ 41,918,878                22,535,160             $ 75,428,610
  Dividends reinvested                        485,866               1,622,555                   552,623                1,849,561
  Redeemed                                 (4,491,111)            (14,996,172)               (2,936,551)              (9,832,913)
                                          -----------            ------------               -----------             ------------
  Net increase                              8,536,624            $ 28,545,261                20,151,232             $ 67,445,258
                                          ===========            ============               ===========             ============

---------------------------------------------------------------------------------------------------------------------------------
  Class X:
  Sold                                             --            $         --                     5,830               $   19,325
  Dividends reinvested                        190,329                 638,336                   443,451                1,488,806
  Redeemed                                   (808,165)             (2,709,878)               (2,094,913)              (7,036,774)
                                          -----------            ------------               -----------             ------------
  Net decrease                               (617,836)           $ (2,071,542)               (1,645,632)            $ (5,528,643)
                                          ===========            ============               ===========             ============

3. Portfolio Information

As of June 30, 1999, net unrealized appreciation on investments of $11,602,460 was composed of gross appreciation of $23,069,925, and gross depreciation of $11,467,465.



40   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements      (Unaudited) (Continued)
--------------------------------------------------------------------------------

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion. The Fund's annualized management fee for the six months ended June 30, 1999 was 0.41% of average annual net assets for each class of shares.

Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the six months ended June 30, 1999, the Fund paid $190,681 to the Manager for accounting and pricing services.

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. The Fund pays OFS an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended June 30, 1999, the Fund paid OFS $124,621.

Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                        Class A Front-End         Commissions on        Commissions on           Commissions on
                   Aggregate Front-     Sales Charges             Class A Shares        Class B Shares           Class C Shares
Six Months         End Sales Charges    Retained by               Advanced by           Advanced by              Advanced by
Ended              on Class A Shares    Distributor               Distributor(1)        Distributor(1)           Distributor(1)
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1999      $2,396,619           $253,598                  $1,408,563            $603,010                 $411,275
------------------------------------------------------------------------------------------------------------------------------------

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


                       Class A                       Class B                    Class C                     Class X
                       Contingent Deferred           Contingent Deferred        Contingent Deferred         Contingent Deferred
Six Months             Sales Charges                 Sales Charges              Sales Charges               Sales Charges
Ended                  Retained by Distributor       Retained by Distributor    Retained by Distributor     Retained by Distributor
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1999          $48,978                       $77,614                    $37,311                     $25,332
------------------------------------------------------------------------------------------------------------------------------------

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class X shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.



41   Limited Term New York Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements      (Unaudited) (Continued)
--------------------------------------------------------------------------------

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended June 30, 1999, payments under the Class A Plan totaled $1,295,351, all of which was paid by the Distributor to recipients. That included $22,371 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

Class B, Class C and Class X Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class X plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B and Class X shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B, Class C and Class X shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class X shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or the Class X plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


Distribution fees paid to the Distributor for the six months ended June 30, 1999 were as follows:

                                                                                   Distributor's             Distributor's
                                                                                   Aggregate                 Unreimbursed
                                 Total Payments        Amount Retained by          Unreimbursed              Expenses as % of Net
Class                            Under Plan            Distributor                 Expenses Under Plan       Assets of Class
----------------------------------------------------------------------------------------------------------------------------------
Class B Plan                     $356,431              $317,245                    $2,187,125                2.73%
----------------------------------------------------------------------------------------------------------------------------------
Class C Plan                     $539,624              $362,334                    $1,655,541                1.37%
----------------------------------------------------------------------------------------------------------------------------------
Class X Plan                     $171,813              $114,678                       $36,097                0.08%
----------------------------------------------------------------------------------------------------------------------------------

5. Illiquid and Restricted Securities

As of June 30, 1999, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999 was $30,266,117, which represents 2.28% of the Fund's net assets.

6. Bank Borrowings

The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $100 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.07% per annum. The commitment fee allocated to the Fund for the six months ended June 30, 1999 was $4,987.

The Fund had borrowings outstanding of $12,800,000 at June 30, 1999. For the six months ended June 30, 1999, the average monthly loan balance was $5,821,912 at an average interest rate of 5.465%. The maximum amount of borrowings outstanding at any month-end was $22,000,000.


42   Limited Term New York Municipal Fund

Limited Term New York Municipal Fund
--------------------------------------------------------------------------------

Officers and Trustees
    Bridget A. Macaskill, Chairman of the Board
        of Trustees and President
    John Cannon, Trustee
    Paul Y. Clinton, Trustee
    Thomas W. Courtney, Trustee
    Robert G. Galli, Trustee
    Lacy B. Herrmann, Trustee
    George Loft, Trustee
    Ronald H. Fielding, Vice President
    Andrew J. Donohue, Secretary
    Brian W. Wixted, Treasurer
    Robert G. Zack, Assistant Secretary
    Robert J. Bishop, Assistant Treasurer
    Adele A. Campbell, Assistant Treasurer
    Scott T. Farrar, Assistant Treasurer

Investment Advisor
    OppenheimerFunds, Inc.

Distributor
    OppenheimerFunds Distributor, Inc.



Transfer and Shareholder Servicing Agent
    OppenheimerFunds Services

Custodian of Portfolio Securities
    Citibank, N.A.

Independent Accountants
    PricewaterhouseCoopers LLP

Legal Counsel
    Kirkpatrick & Lockhart LLP


The financial statements included herein have been taken from the records of the Fund without examination of the independent accountants.

This is a copy of a report to shareholders of Limited Term New York Municipal Fund. This report must be preceded or accompanied by a Prospectus of Limited Term New York Municipal Fund. For material information concerning the Fund, see the Prospectus.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


43   Limited Term New York Municipal Fund

OppenheimerFunds Family
--------------------------------------------------------------------------------

Real Asset Funds
    Real Asset Fund
    Gold & Special Minerals Fund

Global Stock Funds
    Developing Markets Fund
    International Small Company Fund
    International Growth Fund
    Global Fund
    Quest Global Value Fund
    Global Growth & Income Fund
    Europe Fund

Stock Funds
    Enterprise Fund
    Discovery Fund
    Quest Small Cap Value Fund
    MidCap Fund
    Capital Appreciation Fund
    Quest Capital Value Fund
    Growth Fund
    Large Cap Growth Fund
    Disciplined Value Fund
    Quest Value Fund

Taxable Bond Funds
    International Bond Fund
    World Bond Fund
    High Yield Fund
    Champion Income Fund
    Strategic Income Fund
    Bond Fund
    U.S. Government Trust
    Limited-Term Government Fund

Municipal Bond Funds
    California Municipal Fund(3)
    Florida Municipal Fund(3)
    New Jersey Municipal Fund(3)
    New York Municipal Fund(3)
    Pennsylvania Municipal Fund(3)
    Municipal Bond Fund
    Insured Municipal Fund
    Intermediate Municipal Fund

Rochester Division:
    Rochester Fund Municipals
    Limited Term New York Municipal Fund


Stock & Bond Funds
    Main Street Growth & Income Fund(1)
    Quest Opportunity Value Fund
    Total Return Fund
    Quest Balanced Value Fund
    Capital Income Fund(2)
    Multiple Strategies Fund
    Disciplined Allocation Fund
    Convertible Securities Fund

Money Market Fund(4)
    Money Market Fund
    Cash Reserves

1. On 12/22/98, the Fund's name was changed from "Main Street Income & Growth Fund."
2. On 4/1/99, the Fund's name was changed from "Equity Income Fund."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


For more complete information about the Oppenheimer funds listed, including charges and operating expenses that apply to a continued investment in one of the Funds, contact your financial advisor, call us at 1-800-525-7048 or visit our website at www.oppenheimerfunds.com to obtain a copy of the Fund's prospectus. Read it carefully before you invest or send money.


Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


44   Limited Term New York Municipal Fund

                                     *****

Limited Term New York Municipal Fund (Class A shares) has received Morningstar's highest 5-star overall rating at June 30, 1999. For the 3-year and 5-year periods ended 6/30/99, the Fund's star ratings are five stars for both periods. 1591 and 1191 municipal funds were rated for these periods, respectively.(1)


1. Source: Morningstar, Inc., 6/30/99. Overall star ratings are based on a weighted average of the Fund's 3- and 5-year ratings. Ten percent of the funds in an investment category receive five stars (highest), 22.5% receive four stars (above average), 35% receive three stars (average), 22.5% receive two stars (below average), and 10% receive one star (lowest). Morningstar, Inc. is a nationally recognized mutual fund rating service. Morningstar proprietary star ratings reflect historical risk-adjusted total return as of June 30, 1999. The ratings are subject to change every month. Ratings are based on past performance, which is no guarantee of future results. Morningstar ratings are calculated from the fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns after considering sales charges and expenses, and a risk factor that reflects fund performance below 90-day T-bill returns.



Information and services
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

Internet
    24-hr access to account information and transactions
                                                        www.oppenheimerfunds.com

General Information
    Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET                        1-800-525-7048

Telephone Transactions
    Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET                        1-800-852-8457

PhoneLink
    24-hr automated information and automated transactions        1-800-533-3310

Telecommunications Device for the Deaf (TDD)
    Mon-Fri 8:30am-6pm ET                                         1-800-843-4461

OppenheimerFunds Information Hotline
    24 hours a day, timely and insightful messages on the
    economy and issues that affect your investments               1-800-835-3104

Transfer and Shareholder Servicing Agent
    OppenheimerFunds Services,
    P.O. Box 5270, Denver, CO 80217-5270




RS0355.001.0699                                                  August 30, 1999


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